Franklin Strategic Series
Statement of Investments (unaudited), January 31, 2021
Franklin Biotechnology Discovery Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

2
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Biotechnology 76.4%
a
89bio, Inc. ........................................... United States 284,400 $ 5,773,320
a
ACADIA Pharmaceuticals, Inc. ........................... United States 294,600 14,155,530
a
Acceleron Pharma, Inc. ................................. United States 158,700 18,334,611
a,b
ADMA Biologics, Inc. ................................... United States 437,264 970,726
a
Akouos , Inc. ......................................... United States 157,600 2,508,992
a
Albireo Pharma, Inc. ................................... United States 102,400 3,755,008
a
Alector , Inc. .......................................... United States 454,300 7,650,412
a
ALX Oncology Holdings, Inc. ............................. United States 86,100 6,823,425
Amgen, Inc. ......................................... United States 318,700 76,943,741
a,b
Applied Molecular Transport, Inc. ......................... United States 59,800 2,095,990
a
Applied Therapeutics, Inc. ............................... United States 154,857 3,242,706
a
Arcus Biosciences, Inc. ................................. United States 311,000 10,801,030
a
Argenx SE, ADR ...................................... Netherlands 51,298 15,031,340
a
Ascendis Pharma A/S, ADR ............................. Denmark 222,800 33,453,420
a
Assembly Biosciences, Inc. .............................. United States 381,295 2,127,626
a
Athenex , Inc. ......................................... United States 406,200 5,309,034
a
Autolus Therapeutics plc, ADR ........................... United Kingdom 192,827 1,417,278
a
Biogen, Inc. ......................................... United States 146,975 41,536,605
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 11,792,508
a
Black Diamond Therapeutics, Inc. ......................... United States 127,800 3,165,606
a
Bluebird Bio, Inc. ...................................... United States 30,900 1,376,595
a
Blueprint Medicines Corp. ............................... United States 117,200 11,339,100
a
Bridgebio Pharma, Inc. ................................. United States 118,800 6,743,088
a,b
Cardiff Oncology, Inc. .................................. United States 256,400 3,025,520
a,b
Codiak Biosciences, Inc. ................................ United States 153,500 3,665,580
a
CRISPR Therapeutics AG ............................... Switzerland 130,614 21,642,740
a
Cullinan Management, Inc. .............................. United States 59,400 2,257,794
a
Deciphera Pharmaceuticals, Inc. .......................... United States 594,954 26,296,967
a,c,d
Dyne Therapeutics, Inc. ................................ United States 115,139 1,997,651
a
Dyne Therapeutics, Inc. ................................ United States 100,400 1,940,732
a,b
Equillium , Inc. ........................................ United States 294,800 1,689,204
a
Fate Therapeutics, Inc. ................................. United States 314,710 28,522,167
a
Forte Biosciences, Inc. ................................. United States 445,464 15,083,411
Gilead Sciences, Inc. .................................. United States 1,511,900 99,180,639
a
Global Blood Therapeutics, Inc. ........................... United States 391,500 19,621,980
a
Harpoon Therapeutics, Inc. .............................. United States 220,200 4,245,456
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 30,200,793
a
Insmed , Inc. ......................................... United States 839,400 31,553,046
a,c,d
Intarcia Therapeutics, Inc., DD ........................... United States 80,195 —
a
Iovance Biotherapeutics , Inc. ............................. United States 1,395,901 61,196,300
a
KalVista Pharmaceuticals, Inc. ........................... United States 165,600 2,517,120
a
Keros Therapeutics, Inc. ................................ United States 108,900 6,212,745
a
Kezar Life Sciences, Inc. ................................ United States 853,550 4,532,350
a
Kinnate Biopharma, Inc. ................................ United States 72,600 2,381,280
a
Kodiak Sciences, Inc. .................................. United States 77,300 9,763,763
a
Kronos Bio, Inc. ...................................... United States 82,400 2,265,176
a
Kura Oncology, Inc. .................................... United States 104,900 3,141,755
a
Legend Biotech Corp., ADR ............................. United States 207,725 5,249,211
a
LogicBio Therapeutics, Inc. .............................. United States 661,200 5,329,272
a
Merus NV ........................................... Netherlands 73,200 2,014,464
a
Metacrine , Inc. ....................................... United States 251,900 2,450,987
a,c,d
Metacrine , Inc. ....................................... United States 260,919 2,407,594
a
Mirati Therapeutics, Inc. ................................ United States 121,296 24,905,708
a
Neurocrine Biosciences, Inc. ............................. United States 215,800 23,684,050
a,b
Nkarta , Inc. .......................................... United States 238,955 9,476,955
a
Novavax , Inc. ........................................ United States 241,600 53,379,104
a
Olema Pharmaceuticals, Inc. ............................. United States 154,500 6,558,525
a
PMV Pharmaceuticals, Inc. .............................. United States 83,100 2,837,034

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a,b
Praxis Precision Medicines, Inc. .......................... United States 103,600 $ 5,272,204
a
Protara Therapeutics, Inc. ............................... United States 145,500 2,616,090
a
PTC Therapeutics, Inc. ................................. United States 765,900 44,284,338
a
Regeneron Pharmaceuticals, Inc. ......................... United States 154,909 78,049,351
a,b
Repare Therapeutics, Inc. ............................... Canada 38,100 1,413,891
a
Rocket Pharmaceuticals, Inc. ............................ United States 375,771 20,697,467
a
Sage Therapeutics, Inc. ................................ United States 101,070 8,151,295
a,b
Scholar Rock Holding Corp. ............................. United States 41,500 2,475,890
a
Seagen , Inc. ......................................... United States 234,900 38,587,023
a,b
Silverback Therapeutics, Inc. ............................. United States 83,300 3,658,536
a
Sutro Biopharma, Inc. .................................. United States 607,903 13,465,051
a,b
Taysha Gene Therapies, Inc. ............................. United States 166,100 4,318,600
a,c,d
Taysha Gene Therapies, Inc. ............................. United States 138,156 3,396,953
a,b
Trillium Therapeutics, Inc. ............................... Canada 1,091,800 14,357,170
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 83,996 11,641,006
a,b
Vaxcyte , Inc. ......................................... United States 172,000 4,219,160
a
Vertex Pharmaceuticals, Inc. ............................. United States 367,600 84,209,808
a
Viela Bio, Inc. ........................................ United States 108,198 3,752,307
a,b
VistaGen Therapeutics, Inc. ............................. United States 2,608,400 5,529,808
a,c
Yumanity , Inc. ........................................ United States 90,804 1,535,517
a
Zentalis Pharmaceuticals, Inc. ............................ United States 135,700 5,206,809
a
Zymeworks , Inc. ...................................... Canada 471,320 15,940,042
1,180,353,080
Capital Markets 1.5%
a
ARYA Sciences Acquisition Corp. III ....................... United States 212,500 2,390,625
a,c,d
FS Development Corp., A ............................... United States 103,589 1,213,494
a,b
FS Development Corp., A ............................... United States 211,300 2,493,340
a
Health Sciences Acquisitions Corp. 2 ....................... United States 171,600 2,030,028
a
Jiya Acquisition Corp., A ................................ United States 208,800 2,158,992
a
Omega Alpha SPAC, A ................................. United States 294,400 3,102,976
a
Panacea Acquisition Corp. .............................. United States 345,800 3,803,800
a
Therapeutics Acquisition Corp., A ......................... United States 429,800 6,008,604
23,201,859
Life Sciences Tools & Services 4.5%
a
Illumina, Inc. ......................................... United States 165,000 70,362,600
Pharmaceuticals 13.0%
a
Athira Pharma, Inc. .................................... United States 252,264 5,378,269
a,c,d
Athira Pharma, Inc. .................................... United States 407,548 8,164,711
a,b
EyePoint Pharmaceuticals, Inc. ........................... United States 592,330 6,634,096
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 460,300 70,181,941
a
Horizon Therapeutics plc ................................ United States 545,749 39,555,887
a,b
Marinus Pharmaceuticals, Inc. ............................ United States 149,200 1,854,556
a,b
Pliant Therapeutics, Inc. ................................ United States 149,100 3,669,351
a
Reata Pharmaceuticals, Inc., A ........................... United States 256,856 26,607,713
a,b
Relmada Therapeutics, Inc. .............................. United States 91,266 2,982,573
a
Revance Therapeutics, Inc. .............................. United States 275,500 7,008,720
Royalty Pharma plc, A .................................. United States 150,300 7,065,603
a
VYNE Therapeutics, Inc. ................................ United States 2,882,600 5,707,548
a
Zogenix , Inc. ......................................... United States 833,359 15,800,487
200,611,455
Total Common Stocks (Cost $816,303,501) .....................................
1,474,528,994

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 78 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.4%
Biotechnology 0.3%
a,c
VistaGen Therapeutics, Inc., D ........................... United States 84,111 $ 4,101,252
a
Pharmaceuticals 0.1%
a,c,d
United BioPharma , Inc., A ............................... United States 379,473 2,087,102
a
Total Preferred Stocks (Cost $3,866,891) .......................................
6,188,354
Escrows and Litigation Trusts 0.1%
a,c
True North Therapeutics, Inc., Escrow Account ............... United States 759,880 1,018,648
Total Escrows and Litigation Trusts (Cost $2,090,611) ...........................
1,018,648
Total Long Term Investments (Cost $822,261,003) ...............................
1,481,735,996
a
Short Term Investments 7.5%
a a
Country Shares
a
Value
a
Money Market Funds 4.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 67,927,397 67,927,397
Total Money Market Funds (Cost $67,927,397) ..................................
67,927,397
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 3.1%
Money Market Funds 3.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 47,974,115 47,974,115
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $47,974,115) ...........................................................
47,974,115
Total Short Term Investments (Cost $115,901,512 ) ...............................
115,901,512
a
Total Investments (Cost $938,162,515) 103.4% ..................................
$1,597,637,508
Other Assets, less Liabilities (3.4)% ...........................................
(52,074,203)
Net Assets 100.0% ...........................................................
$1,545,563,305
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 10 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), January 31, 2021
Franklin Growth Opportunities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.5%
Auto Components 0.5%
Aptiv plc ............................................ United States 193,320 $ 25,827,552
Automobiles 1.2%
a
Tesla, Inc. ........................................... United States 80,258 63,687,131
Beverages 1.3%
Constellation Brands, Inc., A ............................. United States 189,213 39,910,698
a
Monster Beverage Corp. ................................ United States 331,280 28,765,042
68,675,740
Biotechnology 2.7%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 172,150 7,609,030
a
Heron Therapeutics, Inc. ................................ United States 2,140,035 37,151,008
a
Iovance Biotherapeutics , Inc. ............................. United States 268,504 11,771,215
a,b
Novavax , Inc. ........................................ United States 281,742 62,248,077
a
PTC Therapeutics, Inc. ................................. United States 466,661 26,982,339
145,761,669
Capital Markets 4.9%
a,c,d
ArcLight Clean Transition Corp. ........................... United States 477,500 9,979,882
a
Dragoneer Growth Opportunities Corp. ..................... United States 1,112,700 16,657,119
Intercontinental Exchange, Inc. ........................... United States 416,605 45,972,362
MarketAxess Holdings, Inc. .............................. United States 85,572 46,273,915
MSCI, Inc. ........................................... United States 208,889 82,573,821
S&P Global, Inc. ...................................... United States 195,666 62,026,122
263,483,221
Chemicals 1.2%
Ecolab, Inc. .......................................... United States 126,472 25,864,789
Linde plc ............................................ United Kingdom 156,944 38,514,057
64,378,846
Commercial Services & Supplies 0.7%
a,c,d
Legalzoom.com, Inc. ................................... United States 1,673,284 23,370,642
Republic Services, Inc. ................................. United States 158,671 14,362,899
37,733,541
Electric Utilities 0.5%
NextEra Energy, Inc. ................................... United States 336,418 27,206,124
Entertainment 0.6%
a
Walt Disney Co. (The) .................................. United States 191,533 32,210,105
Equity Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp. .................................. United States 92,470 21,023,979
SBA Communications Corp. ............................. United States 377,164 101,332,652
122,356,631
Food Products 1.4%
a
Freshpet , Inc. ........................................ United States 207,987 28,974,669
Lamb Weston Holdings, Inc. ............................. United States 359,009 26,817,972
a
Nomad Foods Ltd. .................................... United Kingdom 874,298 21,944,880
77,737,521
Health Care Equipment & Supplies 6.5%
Danaher Corp. ....................................... United States 276,594 65,785,117
a
Edwards Lifesciences Corp. ............................. United States 585,589 48,357,940
a
IDEXX Laboratories, Inc. ................................ United States 98,571 47,183,966
a
Intuitive Surgical, Inc. .................................. United States 52,921 39,565,856

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Nevro Corp. ......................................... United States 313,282 $ 50,685,895
West Pharmaceutical Services, Inc. ........................ United States 337,815 101,172,214
352,750,988
Health Care Providers & Services 2.2%
a
Guardant Health, Inc. .................................. United States 170,094 26,449,617
UnitedHealth Group, Inc. ................................ United States 273,814 91,338,874
117,788,491
Health Care Technology 1.9%
a
Veeva Systems, Inc., A ................................. United States 366,940 101,436,894
Hotels, Restaurants & Leisure 1.4%
a
Airbnb, Inc., A ........................................ United States 22,400 4,113,312
a
Chipotle Mexican Grill, Inc. .............................. United States 39,040 57,779,200
Starbucks Corp. ...................................... United States 133,795 12,952,694
74,845,206
Industrial Conglomerates 1.6%
Honeywell International, Inc. ............................. United States 196,100 38,312,057
Roper Technologies, Inc. ................................ United States 120,978 47,533,466
85,845,523
Interactive Media & Services 3.3%
a
Alphabet, Inc., C ...................................... United States 68,168 125,138,724
a
Facebook, Inc., A ..................................... United States 142,781 36,884,616
a
ZoomInfo Technologies, Inc., A ........................... United States 302,278 14,512,367
176,535,707
Internet & Direct Marketing Retail 9.2%
a
Amazon.com, Inc. ..................................... United States 144,019 461,753,718
a
Booking Holdings, Inc. ................................. United States 13,169 25,604,882
c,d
Marqeta , Inc. ......................................... United States 111,300 1,041,610
c,d
Marqeta , Inc. ......................................... United States 1,084,945 10,153,544
498,553,754
IT Services 13.2%
a
Black Knight, Inc. ..................................... United States 360,298 29,432,744
Mastercard , Inc., A .................................... United States 634,990 200,840,987
a
Okta , Inc. ........................................... United States 96,161 24,906,661
a
PayPal Holdings, Inc. .................................. United States 439,575 102,996,818
a
Shopify, Inc., A ....................................... Canada 53,223 58,470,255
a
Snowflake, Inc., A ..................................... United States 132,704 36,155,205
a
Twilio , Inc., A ......................................... United States 302,396 108,690,194
Visa, Inc., A .......................................... United States 784,241 151,554,573
713,047,437
Leisure Products 0.5%
a
Peloton Interactive, Inc., A ............................... United States 177,543 25,944,359
Life Sciences Tools & Services 1.4%
a
Illumina, Inc. ......................................... United States 69,033 29,438,432
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 131,900 4,595,396
a,b
Wuxi Biologics Cayman, Inc., ADR ........................ China 1,397,091 39,803,123
73,836,951

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.8%
a
Liberty Broadband Corp., C .............................. United States 289,314 $ 42,254,310
Pharmaceuticals 1.8%
b
AstraZeneca plc, ADR .................................. United Kingdom 648,172 32,797,503
a
Catalent , Inc. ........................................ United States 345,883 39,793,839
a
Reata Pharmaceuticals, Inc., A ........................... United States 114,500 11,861,055
Royalty Pharma plc, A .................................. United States 325,046 15,280,413
99,732,810
Professional Services 4.2%
a
CoStar Group, Inc. .................................... United States 139,279 125,310,709
TransUnion .......................................... United States 278,366 24,228,977
Verisk Analytics, Inc. ................................... United States 418,506 76,795,851
226,335,537
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 247,411 48,856,250
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc. ................................... United States 250,576 36,917,362
Monolithic Power Systems, Inc. ........................... United States 178,021 63,249,081
NVIDIA Corp. ........................................ United States 187,780 97,568,610
197,735,053
Software 17.5%
a
Adobe, Inc. .......................................... United States 210,947 96,776,155
a
Atlassian Corp. plc, A .................................. United States 80,156 18,526,456
a
Autodesk, Inc. ........................................ United States 71,892 19,944,998
a
Avalara, Inc. ......................................... United States 38,000 5,700,000
a,c,d,e
Avidxchange , Inc. ..................................... United States 255,039 13,606,079
a
Bill.com Holdings, Inc. .................................. United States 600,289 73,163,223
a
DocuSign, Inc. ....................................... United States 153,218 35,682,940
Intuit, Inc. ........................................... United States 79,849 28,843,854
Microsoft Corp. ....................................... United States 1,058,741 245,585,562
a
Paycom Software, Inc. ................................. United States 66,255 25,159,674
a
PTC, Inc. ........................................... United States 278,539 37,020,619
a
Qualtrics International, Inc., A ............................ United States 47,900 2,107,600
a
salesforce.com, Inc. ................................... United States 230,696 52,035,790
a
ServiceNow , Inc. ...................................... United States 296,126 160,843,798
a
Synopsys, Inc. ....................................... United States 171,819 43,891,164
a
Tyler Technologies, Inc. ................................. United States 71,470 30,216,801
a
Workday, Inc., A ...................................... United States 127,073 28,912,920
a
Zendesk , Inc. ........................................ United States 185,645 26,777,435
944,795,068
Specialty Retail 0.2%
a
Burlington Stores, Inc. .................................. United States 51,461 12,808,643
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. .......................................... United States 1,619,864 213,757,253
Textiles, Apparel & Luxury Goods 1.0%
a,c
Figs, Inc. ............................................ United States 230,802 17,756,521
NIKE, Inc., B ......................................... United States 259,006 34,600,612
52,357,133

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 1.1%
a
T-Mobile US, Inc. ..................................... United States 484,374 $ 61,069,874
Total Common Stocks (Cost $1,794,354,438) ....................................
5,049,345,322
Preferred Stocks 4.7%
Airlines 0.4%
a,c,d
Wheels Up Partners LLC, D ............................. United States 5,028,735 21,373,874
a
Automobiles 1.4%
a,c,f
Proterra , Inc., 144A, 5 .................................. United States 2,362,202 44,823,945
a,c,d
Proterra , Inc., 144A, 6 .................................. United States 596,775 11,324,099
a,c,d
Proterra , Inc., 7 ....................................... United States 780,667 14,813,541
a,c
Proterra , Inc., 8 ....................................... United States 289,016 5,484,221
76,445,806
Commercial Services & Supplies 0.3%
a,c,d
Optoro , Inc., E ....................................... United States 509,182 14,364,065
a
Food & Staples Retailing 0.3%
a,c,d
Sweetgreen , Inc., H ................................... United States 928,488 13,915,616
a,c,d
Sweetgreen , Inc., I .................................... United States 100,835 1,725,899
a,c,d
Sweetgreen , Inc., J .................................... United States 76,670 1,312,289
16,953,804
Health Care Providers & Services 0.5%
a,c,d
Tempus Labs, Inc., F ................................... United States 504,854 22,444,648
a,c,d
Tempus Labs, Inc., G .................................. United States 126,131 5,939,834
28,384,482
Internet & Direct Marketing Retail 0.4%
a,c,d
Fanatics, Inc., E ...................................... United States 920,577 17,048,344
a,c,d
Marqeta , Inc., A ....................................... United States 181,494 1,698,526
a,c,d
Marqeta , Inc., B ...................................... United States 19,136 179,086
18,925,956
IT Services 0.3%
a,c,d,e
HashiCorp , Inc., E ..................................... United States 415,102 18,635,477
a
Software 1.1%
a,c,d
ClearMotion , Inc., C ................................... United States 2,610,594 7,460,683
a,c,d
ClearMotion , Inc., D ................................... United States 3,698,772 11,440,454
a,c,d
Confluent, Inc., E ..................................... United States 642,459 10,904,782
a,c,d
Gitlab , Inc., E ........................................ United States 201,294 9,609,815
a,c,d,e
Talkdesk , Inc., C ...................................... United States 1,753,060 11,964,471
a,c
Tanium, Inc., G ....................................... United States 805,800 9,342,674
60,722,879
Total Preferred Stocks (Cost $157,048,048) .....................................
255,806,343
Warrants
Warrants 0.0%
†
Food & Staples Retailing 0.0%
†
a,c,d
Sweetgreen , Inc., 1/20/26 ............................... United States 23,001 739
Total Warrants (Cost $—) .....................................................
739
Total Long Term Investments (Cost $1,951,402,486) .............................
5,305,152,404
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 78 .
Short Term Investments 1.8%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 95,274,698 $ 95,274,698
Total Money Market Funds (Cost $95,274,698) ..................................
95,274,698
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,434,100 1,434,100
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,434,100) ............................................................
1,434,100
Total Short Term Investments (Cost $96,708,798 ) ................................
96,708,798
a
Total Investments (Cost $2,048,111,284) 100.0% .................................
$5,401,861,202
Other Assets, less Liabilities 0.0%
†
............................................
497,369
Net Assets 100.0% ...........................................................
$5,402,358,571
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 9 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $44,823,945, representing 0.8% of net assets.
g
See Note 10 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), January 31, 2021
Franklin Natural Resources Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks 97.8%
Agricultural Products 1.0%
Bunge Ltd. .......................................... United States 14,600 $ 955,424
a
Darling Ingredients, Inc. ................................ United States 15,000 930,150
1,885,574
Application Software 0.6%
a
Aspen Technology, Inc. ................................. United States 6,300 843,570
a
C3.ai, Inc., A ......................................... United States 2,000 279,200
1,122,770
Construction Materials 1.1%
Martin Marietta Materials, Inc. ............................ United States 7,400 2,126,834
a
Copper 8.2%
Antofagasta plc ....................................... Chile 303,300 5,914,856
First Quantum Minerals Ltd. ............................. Zambia 133,500 2,223,782
Freeport-McMoRan, Inc. ................................ United States 160,400 4,316,364
a
Imperial Metals Corp. .................................. Canada 111,600 383,142
Lundin Mining Corp. ................................... Chile 379,600 3,384,250
16,222,394
Diversified Chemicals 0.5%
Huntsman Corp. ...................................... United States 39,200 1,035,664
a
Diversified Metals & Mining 8.6%
Anglo American plc .................................... South Africa 100,300 3,299,093
BHP Group plc, ADR ................................... Australia 131,600 7,187,992
a
Glencore plc ......................................... Australia 569,200 1,899,993
Rio Tinto plc, ADR ..................................... Australia 42,800 3,270,776
Teck Resources Ltd., B ................................. Canada 78,100 1,427,668
17,085,522
Electrical Components & Equipment 0.4%
a
Array Technologies, Inc. ................................ United States 6,500 264,940
a
Shoals Technologies Group, Inc., A ........................ United States 16,300 553,059
817,999
Environmental & Facilities Services 0.7%
US Ecology, Inc. ...................................... United States 41,600 1,372,800
a
Fertilizers & Agricultural Chemicals 1.5%
Corteva , Inc. ......................................... United States 37,800 1,506,708
Nutrien Ltd. .......................................... Canada 30,500 1,499,685
3,006,393
Gold 10.7%
Agnico Eagle Mines Ltd. ................................ Canada 33,800 2,359,682
Alamos Gold, Inc., A ................................... Canada 261,900 2,101,426
B2Gold Corp. ........................................ Canada 290,100 1,433,825
Barrick Gold Corp. .................................... Canada 270,391 6,048,647
Newcrest Mining Ltd. ................................... Australia 26,800 509,340
Newmont Corp. ....................................... United States 117,615 7,009,854
a
SSR Mining, Inc. ...................................... Canada 98,600 1,734,867
21,197,641
Heavy Electrical Equipment 0.7%
a
TPI Composites, Inc. ................................... United States 21,500 1,288,065
a
Industrial Gases 2.1%
Air Products and Chemicals, Inc. .......................... United States 7,700 2,054,052

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Industrial Gases (continued)
Linde plc ............................................ United Kingdom 8,700 $ 2,134,980
4,189,032
Integrated Oil & Gas 15.0%
Chevron Corp. ....................................... United States 85,700 7,301,640
Exxon Mobil Corp. ..................................... United States 141,900 6,362,796
Occidental Petroleum Corp. ............................. United States 130,100 2,609,806
Royal Dutch Shell plc, ADR, A ............................ Netherlands 94,421 3,483,191
Suncor Energy, Inc. .................................... Canada 307,400 5,142,165
TOTAL SE, ADR ...................................... France 112,410 4,730,213
29,629,811
Investment Banking & Brokerage 1.1%
a,b
ArcLight Clean Transition Corp. ........................... United States 18,500 386,655
a
ArcLight Clean Transition Corp., A ......................... United States 35,300 846,141
a,b
Spartan Acquisition Corp. II, A ............................ United States 74,343 873,076
2,105,872
Oil & Gas Drilling 1.0%
Helmerich & Payne, Inc. ................................ United States 33,300 808,524
Patterson-UTI Energy, Inc. .............................. United States 177,200 1,089,780
1,898,304
Oil & Gas Equipment & Services 9.2%
Baker Hughes Co. ..................................... United States 117,200 2,354,548
Cactus, Inc., A ........................................ United States 29,100 762,420
a
ChampionX Corp. ..................................... United States 92,200 1,409,738
Halliburton Co. ....................................... United States 79,735 1,405,728
Liberty Oilfield Services, Inc., A ........................... United States 84,000 1,009,680
a
NexTier Oilfield Solutions, Inc. ............................ United States 312,522 1,037,573
a
Nine Energy Service, Inc. ............................... United States 279,983 725,156
a
Oceaneering International, Inc. ........................... United States 77,900 658,255
a
Oil States International, Inc. ............................. United States 117,066 655,570
a
Ranger Energy Services, Inc. ............................ United States 169,957 769,905
Schlumberger NV ..................................... United States 150,647 3,345,870
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 27,200 1,021,037
a
Select Energy Services, Inc., A ........................... United States 179,219 899,679
TechnipFMC plc ...................................... United Kingdom 204,500 2,186,105
18,241,264
Oil & Gas Exploration & Production 19.3%
Aker BP ASA ......................................... Norway 40,200 998,432
Cabot Oil & Gas Corp. ................................. United States 388,716 7,125,164
Cairn Energy plc ...................................... United Kingdom 592,328 1,461,178
Canadian Natural Resources Ltd. ......................... Canada 172,600 3,899,596
ConocoPhillips ....................................... United States 142,291 5,695,909
Devon Energy Corp. ................................... United States 258,182 4,249,676
EOG Resources, Inc. .................................. United States 107,300 5,468,008
EQT Corp. .......................................... United States 108,500 1,769,635
Hess Corp. .......................................... United States 56,600 3,055,268
Pioneer Natural Resources Co. ........................... United States 38,201 4,618,501
38,341,367
Oil & Gas Refining & Marketing 6.6%
Marathon Petroleum Corp. .............................. United States 95,600 4,126,096
New Fortress Energy, Inc. ............................... United States 18,100 808,708
Phillips 66 ........................................... United States 62,900 4,264,620

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 78 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Refining & Marketing (continued)
Valero Energy Corp. ................................... United States 65,000 $ 3,667,950
12,867,374
Oil & Gas Storage & Transportation 6.1%
Enbridge, Inc. ........................................ Canada 60,247 2,024,299
Kinder Morgan, Inc. .................................... United States 98,100 1,381,248
Targa Resources Corp. ................................. United States 66,200 1,811,894
TC Energy Corp. ...................................... Canada 60,900 2,614,437
Williams Cos., Inc. (The) ................................ United States 207,500 4,405,225
12,237,103
Packaged Foods & Meats 0.7%
a
Nomad Foods Ltd. .................................... United Kingdom 57,600 1,445,760
a
Paper Packaging 0.5%
Packaging Corp. of America ............................. United States 7,200 968,112
a
Semiconductor Equipment 0.2%
a
SolarEdge Technologies, Inc. ............................ United States 1,800 518,994
a
Steel 1.2%
Vale SA, ADR ........................................ Brazil 146,600 2,367,590
a
Trading Companies & Distributors 0.8%
a
Univar Solutions, Inc. .................................. United States 85,700 1,593,163
a
Total Common Stocks (Cost $156,434,953) .....................................
193,565,402
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 156,625
Total Warrants (Cost $88,605) .................................................
156,625
Total Long Term Investments (Cost $156,523,558) ...............................
193,722,027
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,422,091 5,422,091
Total Money Market Funds (Cost $5,422,091) ...................................
5,422,091
Total Short Term Investments (Cost $5,422,091 ) .................................
5,422,091
a
Total Investments (Cost $161,945,649) 100.6% ..................................
$199,144,118
Other Assets, less Liabilities (0.6)% ...........................................
(1,295,008)
Net Assets 100.0% ...........................................................
$197,849,110
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 10 regarding investments in affiliated management investment companies.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), January 31, 2021
Franklin Small Cap Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Aerospace & Defense 3.8%
a
Axon Enterprise, Inc. ................................... United States 137,600 $ 22,588,416
BWX Technologies, Inc. ................................ United States 625,100 33,705,392
Cubic Corp. ......................................... United States 772,263 47,247,050
a
Kratos Defense & Security Solutions, Inc. ................... United States 690,264 18,319,607
a
Mercury Systems, Inc. .................................. United States 401,116 28,503,303
150,363,768
Airlines 1.8%
Allegiant Travel Co. .................................... United States 393,248 71,370,580
Banks 2.1%
Pinnacle Financial Partners, Inc. .......................... United States 659,804 45,216,368
Western Alliance Bancorp ............................... United States 569,500 38,828,510
84,044,878
Biotechnology 10.5%
a
Alector , Inc. .......................................... United States 864,000 14,549,760
a
Argenx SE, ADR ...................................... Netherlands 63,700 18,665,374
a
Ascendis Pharma A/S, ADR ............................. Denmark 178,900 26,861,835
a
Blueprint Medicines Corp. ............................... United States 203,800 19,717,650
a
Cullinan Management, Inc. .............................. United States 147,300 5,598,873
a
Deciphera Pharmaceuticals, Inc. .......................... United States 507,400 22,427,080
a
Dyne Therapeutics, Inc. ................................ United States 377,400 7,295,142
a
Emergent BioSolutions , Inc. ............................. United States 392,300 41,917,255
a
Global Blood Therapeutics, Inc. ........................... United States 488,700 24,493,644
a
Harpoon Therapeutics, Inc. .............................. United States 493,300 9,510,824
a
Heron Therapeutics, Inc. ................................ United States 1,775,508 30,822,819
a
Insmed , Inc. ......................................... United States 673,400 25,313,106
a
Iovance Biotherapeutics , Inc. ............................. United States 1,042,900 45,720,736
a
Kura Oncology, Inc. .................................... United States 230,200 6,894,490
a
PTC Therapeutics, Inc. ................................. United States 753,100 43,544,242
a
Rocket Pharmaceuticals, Inc. ............................ United States 272,000 14,981,760
a
Sutro Biopharma, Inc. .................................. United States 697,936 15,459,282
a,b
Taysha Gene Therapies, Inc. ............................. United States 372,000 9,672,000
a,b
Trillium Therapeutics, Inc. ............................... Canada 717,900 9,440,385
a
Twist Bioscience Corp. ................................. United States 118,362 19,475,284
412,361,541
Building Products 0.8%
a
Masonite International Corp. ............................. United States 294,000 29,253,000
Capital Markets 3.7%
a,c
ArcLight Clean Transition Corp. ........................... United States 336,400 7,030,853
Ares Management Corp. ................................ United States 415,800 18,777,528
Artisan Partners Asset Management, Inc., A ................. United States 154,572 7,481,285
Evercore , Inc., A ...................................... United States 301,000 32,839,100
Houlihan Lokey , Inc. ................................... United States 545,000 35,343,250
a,c
Spartan Acquisition Corp. II, A ............................ United States 714,286 8,388,494
a
StepStone Group, Inc., A ................................ United States 284,720 9,999,366
a,c
TPG Pace Governance LLC, A ........................... United States 2,500,000 25,000,000
144,859,876
Chemicals 1.2%
a
Ingevity Corp. ........................................ United States 684,686 44,977,023
Commercial Services & Supplies 1.8%
Healthcare Services Group, Inc. .......................... United States 822,800 26,675,176
a,c,d
Legalzoom.com, Inc. ................................... United States 1,431,280 19,990,589

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
a
US Ecology, Inc. ...................................... United States 729,376 $ 24,069,408
70,735,173
Communications Equipment 1.9%
a,b
ViaSat , Inc. .......................................... United States 940,283 40,939,922
a
Viavi Solutions, Inc. .................................... United States 2,253,900 34,822,755
75,762,677
Construction & Engineering 2.1%
Arcosa , Inc. ......................................... United States 903,800 50,423,002
Granite Construction, Inc. ............................... United States 1,049,543 31,076,968
81,499,970
Consumer Finance 0.7%
a
PRA Group, Inc. ...................................... United States 775,900 25,581,423
Diversified Consumer Services 1.0%
a
Grand Canyon Education, Inc. ............................ United States 460,600 39,123,364
Electrical Equipment 0.1%
a
Shoals Technologies Group, Inc., A ........................ United States 110,600 3,752,658
Electronic Equipment, Instruments & Components 0.5%
a
Vontier Corp. ......................................... United States 653,200 21,183,276
Equity Real Estate Investment Trusts (REITs) 1.1%
Rexford Industrial Realty, Inc. ............................ United States 897,100 43,904,074
Food & Staples Retailing 1.6%
a
Grocery Outlet Holding Corp. ............................ United States 985,694 42,079,277
a
Performance Food Group Co. ............................ United States 400,200 18,761,376
60,840,653
Food Products 2.2%
a
Hostess Brands, Inc. ................................... United States 1,147,600 17,615,660
a
Nomad Foods Ltd. .................................... United Kingdom 1,212,000 30,421,200
a
Simply Good Foods Co. (The) ............................ United States 1,385,500 39,542,170
87,579,030
Health Care Equipment & Supplies 5.7%
a,b
CryoPort , Inc. ........................................ United States 217,800 14,853,960
a
Haemonetics Corp. .................................... United States 249,600 28,526,784
a
Inari Medical, Inc. ..................................... United States 182,400 17,404,608
a
Integer Holdings Corp. ................................. United States 521,400 38,479,320
a
iRhythm Technologies, Inc. .............................. United States 180,697 30,432,989
a
Neogen Corp. ........................................ United States 165,466 13,381,235
a
Nevro Corp. ......................................... United States 204,300 33,053,697
a,b
Penumbra, Inc. ....................................... United States 141,200 36,865,908
a
Pulmonx Corp. ....................................... United States 185,400 10,515,888
223,514,389
Health Care Providers & Services 2.4%
a
1Life Healthcare, Inc. .................................. United States 843,200 42,665,920
a
HealthEquity , Inc. ..................................... United States 473,016 39,520,487
a
Oak Street Health, Inc. ................................. United States 206,500 10,711,155
92,897,562
Health Care Technology 4.4%
a
Accolade, Inc. ........................................ United States 318,700 16,154,903

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology (continued)
a,b
Certara , Inc. ......................................... United States 300,700 $ 10,350,094
a
Inspire Medical Systems, Inc. ............................ United States 278,844 56,189,854
a
Phreesia , Inc. ........................................ United States 906,082 59,158,094
a,b
Tabula Rasa HealthCare, Inc. ............................ United States 549,000 31,177,710
173,030,655
Hotels, Restaurants & Leisure 3.7%
Extended Stay America, Inc. ............................. United States 2,116,100 31,064,348
Red Rock Resorts, Inc., A ............................... United States 1,243,300 29,192,684
Texas Roadhouse, Inc. ................................. United States 428,100 32,625,501
Wingstop , Inc. ........................................ United States 332,729 49,925,986
142,808,519
Household Durables 2.1%
a
M/I Homes, Inc. ....................................... United States 976,546 48,212,076
a
Tri Pointe Homes, Inc. .................................. United States 1,670,300 33,740,060
81,952,136
Insurance 0.9%
James River Group Holdings Ltd. ......................... United States 317,700 14,131,296
a
Selectquote , Inc. ...................................... United States 1,062,500 22,440,000
36,571,296
Internet & Direct Marketing Retail 0.4%
a,c,d
Marqeta , Inc. ......................................... United States 1,199,415 11,224,821
a
MYT Netherlands Parent BV, ADR ......................... Germany 115,900 3,815,428
15,040,249
IT Services 6.2%
a
LiveRamp Holdings, Inc. ................................ United States 665,200 50,362,292
ManTech International Corp., A ........................... United States 355,610 31,894,661
a,c,d,e
Paya Holdings, Inc. .................................... United States 2,000,000 25,920,000
a
Repay Holdings Corp. .................................. United States 1,618,400 35,847,560
Science Applications International Corp. .................... United States 445,500 42,781,365
a
Shift4 Payments, Inc., A ................................ United States 460,200 29,917,602
a
USA Technologies, Inc. ................................. United States 2,443,800 24,242,496
240,965,976
Life Sciences Tools & Services 1.4%
a
NeoGenomics , Inc. .................................... United States 1,017,300 53,937,246
Machinery 1.5%
Kennametal, Inc. ...................................... United States 1,256,200 47,584,856
a
RBC Bearings, Inc. .................................... United States 69,000 11,545,770
59,130,626
Personal Products 0.8%
a
BellRing Brands, Inc., A ................................. United States 1,261,200 29,335,512
Pharmaceuticals 2.7%
a
Collegium Pharmaceutical, Inc. ........................... United States 350,035 8,449,845
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 322,500 49,171,575
a
Reata Pharmaceuticals, Inc., A ........................... United States 236,574 24,506,701
a
Revance Therapeutics, Inc. .............................. United States 971,692 24,719,844
106,847,965
Semiconductors & Semiconductor Equipment 5.4%
a
Allegro MicroSystems , Inc. .............................. Japan 502,600 14,032,592

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Lattice Semiconductor Corp. ............................. United States 1,478,700 $ 59,310,657
a
Onto Innovation, Inc. ................................... United States 857,309 46,337,552
a
Semtech Corp. ....................................... United States 717,500 50,906,625
a
Silicon Laboratories, Inc. ................................ United States 311,100 40,806,987
211,394,413
Software 8.2%
a
Alteryx, Inc., A ........................................ United States 230,200 29,016,710
a
Avalara, Inc. ......................................... United States 200,546 30,081,900
a
Bill.com Holdings, Inc. .................................. United States 135,708 16,540,091
a,c
BTRS Holdings, Inc. ................................... United States 2,000,000 32,400,000
a
Datto Holding Corp. ................................... United States 783,100 18,684,766
a,b
Duck Creek Technologies, Inc. ........................... United States 450,969 21,799,841
a
Envestnet , Inc. ....................................... United States 411,822 31,599,102
a,c,d
Hims & Hers Health, Inc., A .............................. United States 1,000,000 18,990,000
a
HubSpot , Inc. ........................................ United States 80,429 29,935,674
a
Paylocity Holding Corp. ................................. United States 204,532 38,341,569
a
Q2 Holdings, Inc. ..................................... United States 274,400 35,120,456
a
Zendesk , Inc. ........................................ United States 135,314 19,517,691
322,027,800
Specialty Retail 7.1%
American Eagle Outfitters, Inc. ........................... United States 2,609,800 59,216,362
a
Boot Barn Holdings, Inc. ................................ United States 715,560 40,958,654
a
Five Below, Inc. ....................................... United States 277,200 48,712,356
Lithia Motors, Inc., A ................................... United States 153,426 48,893,798
a,b
Petco Health & Wellness Co., Inc. ......................... United States 867,800 22,588,834
a
RH ................................................ United States 55,500 26,382,480
a
Urban Outfitters, Inc. ................................... United States 1,084,200 29,739,606
276,492,090
Textiles, Apparel & Luxury Goods 0.9%
Steven Madden Ltd. ................................... United States 1,082,650 36,377,040
Trading Companies & Distributors 2.2%
a
Beacon Roofing Supply, Inc. ............................. United States 1,163,000 46,252,510
a
Univar Solutions, Inc. .................................. United States 2,179,032 40,508,205
86,760,715
Total Common Stocks (Cost $2,219,202,195) ....................................
3,636,277,153
Preferred Stocks 5.0%
Airlines 0.5%
a,c,d
Wheels Up Partners LLC, D ............................. United States 4,310,344 18,320,462
a
Auto Components 0.2%
a,c,d
Tula eTechnology , Inc. .................................. United States 361,111 —
a,c,d
Tula eTechnology , Inc., E ............................... United States 3,611,111 7,680,761
7,680,761
Automobiles 1.7%
a,c,d
Proterra , Inc., 144A, 5 .................................. United States 1,787,047 33,910,096
a,c,d
Proterra , Inc., 144A, 6 .................................. United States 1,310,834 24,873,720
a,c,d
Proterra , Inc., 7 ....................................... United States 536,367 10,177,828
68,961,644

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Commercial Services & Supplies 0.4%
a,c,d
Optoro , Inc., E ....................................... United States 508,130 $ 14,334,388
a
Diversified Consumer Services 0.4%
a,c
Newsela , Inc., D ...................................... United States 709,046 14,999,996
a
Food & Staples Retailing 0.2%
a,c,d
Sweetgreen , Inc., H ................................... United States 383,435 5,746,691
a,c,d
Sweetgreen , Inc., I .................................... United States 41,641 712,730
a,c,d
Sweetgreen , Inc., J .................................... United States 113,300 1,939,251
8,398,672
Software 0.8%
a,c,d
Alkami Technology, Inc., F ............................... United States 343,750 6,295,537
a,c,d
ClearMotion , Inc., D ................................... United States 3,698,772 11,440,453
a,c,d
Smule , Inc., 144A, G ................................... United States 1,542,673 10,088,702
a,c,d
Smule , Inc., 144A, H ................................... United States 352,675 2,678,331
30,503,023
Specialty Retail 0.4%
a,c,d
Rent the Runway, Inc., 144A, F ........................... United States 596,471 13,439,961
a,c,d
Rent the Runway, Inc., G ................................ United States 203,515 3,844,214
17,284,175
Textiles, Apparel & Luxury Goods 0.4%
a,c,d
Allbirds , Inc., E ....................................... United States 1,297,305 15,588,395
a
Total Preferred Stocks (Cost $134,845,206) .....................................
196,071,516
Warrants
Warrants 0.0%
†
Food & Staples Retailing 0.0%
†
a,c,d
Sweetgreen , Inc., 1/20/26 ............................... United States 33,990 1,093
Total Warrants (Cost $—) .....................................................
1,093
Total Long Term Investments (Cost $2,354,047,401) .............................
3,832,349,762
a
Short Term Investments 4.6%
a a
Country Shares
a
Value
a
Money Market Funds 3.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 123,251,501 123,251,501
Total Money Market Funds (Cost $123,251,501) .................................
123,251,501

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 78 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 56,263,712 $ 56,263,712
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $56,263,712) ...........................................................
56,263,712
Total Short Term Investments (Cost $179,515,213 ) ...............................
179,515,213
a
Total Investments (Cost $2,533,562,614) 102.5% ................................
$4,011,864,975
Other Assets, less Liabilities (2.5)% ...........................................
(97,166,353)
Net Assets 100.0% ...........................................................
$3,914,698,622
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 9 regarding holdings of 5% voting securities.
f
See Note 10 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), January 31, 2021
Franklin Small-Mid Cap Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 1.2%
a
Mercury Systems, Inc. .................................. United States 488,000 $ 34,677,280
a
TransDigm Group, Inc. ................................. United States 48,600 26,889,408
61,566,688
Airlines 0.4%
Southwest Airlines Co. ................................. United States 470,000 20,651,800
Banks 0.5%
a
SVB Financial Group ................................... United States 17,600 7,704,928
TCF Financial Corp. ................................... United States 473,300 18,392,438
26,097,366
Biotechnology 3.5%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 440,500 19,470,100
a
Global Blood Therapeutics, Inc. ........................... United States 623,800 31,264,856
a
Heron Therapeutics, Inc. ................................ United States 1,274,000 22,116,640
a
Iovance Biotherapeutics , Inc. ............................. United States 990,565 43,426,370
a
PTC Therapeutics, Inc. ................................. United States 433,000 25,036,060
a
Rocket Pharmaceuticals, Inc. ............................ United States 234,300 12,905,244
a
Seagen , Inc. ......................................... United States 184,000 30,225,680
184,444,950
Capital Markets 4.4%
a,b,c
ArcLight Clean Transition Corp. ........................... United States 463,400 9,685,188
Ares Management Corp. ................................ United States 846,000 38,205,360
MarketAxess Holdings, Inc. .............................. United States 106,400 57,536,864
MSCI, Inc. ........................................... United States 174,100 68,821,730
a,b,c
Spartan Acquisition Corp. II, A ............................ United States 963,371 11,313,720
Tradeweb Markets, Inc., A ............................... United States 771,600 46,905,564
232,468,426
Chemicals 0.0%
†
a
Ingevity Corp. ........................................ United States 10,000 656,900
Commercial Services & Supplies 1.0%
Republic Services, Inc. ................................. United States 566,000 51,234,320
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 120,200 34,546,682
Containers & Packaging 1.0%
Ball Corp. ........................................... United States 621,000 54,660,420
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., A .................................... United States 451,000 56,320,880
a
Keysight Technologies, Inc. .............................. United States 516,500 73,131,235
129,452,115
Entertainment 3.2%
a
Roku, Inc. ........................................... United States 239,778 93,280,835
a
Spotify Technology SA .................................. United States 91,800 28,917,000
a
Zynga, Inc., A ........................................ United States 4,920,000 48,757,200
170,955,035
Equity Real Estate Investment Trusts (REITs) 1.9%
SBA Communications Corp. ............................. United States 282,800 75,979,876
Terreno Realty Corp. ................................... United States 396,800 22,450,944
98,430,820

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 0.4%
a
Grocery Outlet Holding Corp. ............................ United States 535,500 $ 22,860,495
Food Products 0.2%
a,d
Beyond Meat, Inc. ..................................... United States 59,600 10,613,568
Health Care Equipment & Supplies 6.7%
a
Align Technology, Inc. .................................. United States 43,000 22,591,340
a
DexCom , Inc. ........................................ United States 71,314 26,732,053
a
IDEXX Laboratories, Inc. ................................ United States 210,500 100,762,140
a
Inari Medical, Inc. ..................................... United States 271,500 25,906,530
a
Insulet Corp. ......................................... United States 160,000 42,748,800
a
iRhythm Technologies, Inc. .............................. United States 106,350 17,911,467
a
Penumbra, Inc. ....................................... United States 211,247 55,154,479
Teleflex, Inc. ......................................... United States 162,800 61,478,164
353,284,973
Health Care Providers & Services 2.4%
a
Guardant Health, Inc. .................................. United States 483,500 75,184,250
a
HealthEquity , Inc. ..................................... United States 394,100 32,927,055
a
Oak Street Health, Inc. ................................. United States 370,300 19,207,461
127,318,766
Health Care Technology 2.7%
a,d
American Well Corp., A ................................. United States 533,600 18,894,776
a
Certara , Inc. ......................................... United States 62,900 2,165,018
a
Teladoc Health, Inc. ................................... United States 158,241 41,748,723
a
Veeva Systems, Inc., A ................................. United States 281,500 77,817,860
140,626,377
Hotels, Restaurants & Leisure 4.1%
a
Chipotle Mexican Grill, Inc. .............................. United States 42,400 62,752,000
a
DraftKings , Inc., A ..................................... United States 976,155 52,819,747
Vail Resorts, Inc. ...................................... United States 177,100 47,101,516
Wingstop , Inc. ........................................ United States 266,500 39,988,325
Wynn Resorts Ltd. .................................... United States 158,000 15,725,740
218,387,328
Household Durables 0.9%
a
NVR, Inc. ........................................... United States 10,900 48,466,632
Household Products 0.9%
Church & Dwight Co., Inc. ............................... United States 552,200 46,622,246
Interactive Media & Services 2.1%
a
Match Group, Inc. ..................................... United States 420,859 58,861,340
a
Pinterest, Inc., A ...................................... United States 729,200 49,957,492
108,818,832
Internet & Direct Marketing Retail 1.7%
a,d
ContextLogic , Inc., A ................................... United States 315,200 9,478,064
Expedia Group, Inc. ................................... United States 326,400 40,506,240
a,b,c
Marqeta , Inc. ......................................... United States 1,070,236 10,015,889
a,d
MYT Netherlands Parent BV, ADR ......................... Germany 120,100 3,953,692
a
Wayfair, Inc., A ....................................... United States 100,400 27,340,928
91,294,813
IT Services 10.7%
a,d
BigCommerce Holdings, Inc., 1 ........................... United States 323,200 25,836,608
a
Black Knight, Inc. ..................................... United States 897,000 73,275,930

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Booz Allen Hamilton Holding Corp. ........................ United States 437,200 $ 37,236,324
a
EPAM Systems, Inc. ................................... United States 69,900 24,075,657
a
GoDaddy , Inc., A ...................................... United States 590,300 46,385,774
Jack Henry & Associates, Inc. ............................ United States 375,000 54,296,250
a
MongoDB, Inc. ....................................... United States 134,000 49,527,740
a,e
Nuvei Corp., 144A, Reg S ............................... Canada 192,200 10,090,500
a
Okta , Inc. ........................................... United States 331,500 85,861,815
a
Shift4 Payments, Inc., A ................................ United States 380,800 24,755,808
a
Twilio , Inc., A ......................................... United States 272,600 97,980,618
a
Wix.com Ltd. ......................................... Israel 145,500 35,945,775
565,268,799
Life Sciences Tools & Services 3.5%
a
10X Genomics, Inc., A .................................. United States 260,000 44,499,000
Bio- Techne Corp. ..................................... United States 170,200 55,299,682
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 511,700 17,827,628
a
Mettler -Toledo International, Inc. .......................... United States 56,100 65,530,410
183,156,720
Machinery 2.0%
Fortive Corp. ......................................... United States 574,500 37,962,960
IDEX Corp. .......................................... United States 212,500 39,565,375
Stanley Black & Decker, Inc. ............................. United States 153,300 26,596,017
104,124,352
Personal Products 0.5%
a
BellRing Brands, Inc., A ................................. United States 1,104,300 25,686,018
Pharmaceuticals 1.9%
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 224,200 34,183,774
a
Horizon Therapeutics plc ................................ United States 589,000 42,690,720
a
Reata Pharmaceuticals, Inc., A ........................... United States 211,200 21,878,208
98,752,702
Professional Services 4.6%
a
CoStar Group, Inc. .................................... United States 116,800 105,086,128
TransUnion .......................................... United States 597,800 52,032,512
Verisk Analytics, Inc. ................................... United States 474,000 86,979,000
244,097,640
Road & Rail 1.5%
Kansas City Southern .................................. United States 199,300 40,392,131
Old Dominion Freight Line, Inc. ........................... United States 197,650 38,344,100
78,736,231
Semiconductors & Semiconductor Equipment 6.7%
a
Allegro MicroSystems , Inc. .............................. Japan 716,500 20,004,680
Entegris , Inc. ......................................... United States 250,000 24,597,500
KLA Corp. ........................................... United States 239,000 66,936,730
a
Lattice Semiconductor Corp. ............................. United States 1,322,214 53,034,003
Microchip Technology, Inc. .............................. United States 305,000 41,513,550
Monolithic Power Systems, Inc. ........................... United States 114,700 40,751,763
a
Semtech Corp. ....................................... United States 490,463 34,798,350
a
SiTime Corp. ......................................... United States 496,000 60,536,800
a
SolarEdge Technologies, Inc. ............................ United States 47,000 13,551,510
355,724,886

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 16.6%
a
Alteryx, Inc., A ........................................ United States 429,600 $ 54,151,080
a
ANSYS, Inc. ......................................... United States 233,800 82,851,706
a
Avalara, Inc. ......................................... United States 386,700 58,005,000
a
Bill.com Holdings, Inc. .................................. United States 351,133 42,796,090
a,b,c
BTRS Holdings, Inc. ................................... United States 1,118,700 18,122,940
a
Cloudflare , Inc., A ..................................... United States 623,000 47,759,180
a
Coupa Software, Inc. ................................... United States 98,100 30,398,247
a
DocuSign, Inc. ....................................... United States 440,700 102,634,623
a
Duck Creek Technologies, Inc. ........................... United States 308,016 14,889,494
a
HubSpot , Inc. ........................................ United States 128,600 47,864,920
a
Lightspeed POS, Inc. .................................. Canada 714,400 46,378,848
a
Paylocity Holding Corp. ................................. United States 410,500 76,952,330
a
Q2 Holdings, Inc. ..................................... United States 352,000 45,052,480
a
Qualtrics International, Inc., A ............................ United States 47,400 2,085,600
a
Synopsys, Inc. ....................................... United States 496,500 126,830,925
a
Zendesk , Inc. ........................................ United States 574,000 82,793,760
879,567,223
Specialty Retail 4.1%
a
Burlington Stores, Inc. .................................. United States 269,600 67,103,440
a
Five Below, Inc. ....................................... United States 320,700 56,356,611
a,d
Petco Health & Wellness Co., Inc. ......................... United States 1,186,100 30,874,183
Tractor Supply Co. .................................... United States 240,000 34,017,600
a
Ulta Beauty, Inc. ...................................... United States 108,200 30,270,032
218,621,866
Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss & Co., A .................................. United States 1,490,000 29,367,900
a
Lululemon Athletica, Inc. ................................ United States 32,600 10,714,968
VF Corp. ............................................ United States 336,700 25,882,129
65,964,997
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 923,400 42,097,806
Total Common Stocks (Cost $3,012,687,069) ....................................
5,095,258,792
Preferred Stocks 1.4%
Automobiles 0.5%
a,b,c
Proterra , Inc., 144A, 5 .................................. United States 1,416,913 26,886,621
a
Diversified Consumer Services 0.2%
a,b,c
Newsela , Inc., D ...................................... United States 423,782 8,965,184
a
Internet & Direct Marketing Retail 0.3%
a,b,c
Fanatics, Inc., E ...................................... United States 775,014 14,352,635
a
Semiconductors & Semiconductor Equipment 0.1%
a,b,c
Phononic Devices, Inc., F ............................... United States 2,970,061 6,882,938
a
Software 0.1%
a,b,c
Alkami Technology, Inc., F ............................... United States 405,100 7,419,119
a
Textiles, Apparel & Luxury Goods 0.2%
a,b,c
Allbirds , Inc., E ....................................... United States 772,477 9,282,071
a
Total Preferred Stocks (Cost $52,414,408) ......................................
73,788,568

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 78 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc., 2/24/20 .......................... United States 513,050 $ 1,289,023
Total Warrants (Cost $47) .....................................................
1,289,023
Principal
Amount
*
f
Senior Floating Rate Interests 0.0%
b,c,g
Phononic , Inc., Advance Term Loan ,
B, 12%, PIK, (1-month USD LIBOR), 7/31/26 ............... United States 111,105 99,274
h
D, 12%, PIK, (1-month USD LIBOR), 12/01/25 .............. United States 267,276 238,194
b,c
Phononic , Inc., Term Loan ,
12%, (1-month USD LIBOR), 8/25/24 ..................... United States 107,623 95,913
g
A, 12%, PIK, (1-month USD LIBOR), 1/17/24 ............... United States 540,246 492,902
926,283
a a a a a a
Total Senior Floating Rate Interests (Cost $1,019,064) ...........................
926,283
Total Long Term Investments (Cost $3,066,120,588) .............................
5,171,262,666
a
Short Term Investments 3.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 135,945,392 135,945,392
Total Money Market Funds (Cost $135,945,392) .................................
135,945,392
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.1%
Money Market Funds 1.1%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 58,803,858 58,803,858
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $58,803,858) ...........................................................
58,803,858
Total Short Term Investments (Cost $194,749,250 ) ...............................
194,749,250
a
Total Investments (Cost $3,260,869,838) 101.6% ................................
$5,366,011,916
Other Assets, less Liabilities (1.6)% ...........................................
(81,995,841)
Net Assets 100.0% ...........................................................
$5,284,016,075
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at January 31, 2021.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $10,090,500, representing 0.2% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security purchased on a delayed delivery basis.
i
See Note 10 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited), January 31, 2021
Franklin Strategic Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Aerospace & Defense 0.0%
a,b,c,d
Remington Outdoor Co., Inc. ............................. United States 1,322,439 $ —
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 151,545 1,030,506
Machinery 0.1%
b
Birch Permian Holdings, Inc. ............................. United States 46,176 369,408
b
Birch Permian Holdings, Inc. ............................. United States 359,948 2,834,590
b
UTEX Industries, Inc. .................................. United States 19,197 652,698
3,856,696
Media 0.1%
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 568,272
b
iHeartMedia, Inc., A .................................... United States 115,085 1,673,336
a,b
iHeartMedia, Inc., B ................................... United States 1,941 26,247
2,267,855
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Amplify Energy Corp. .................................. United States 5,288 9,571
a,b
Riviera Resources, Inc. ................................. United States 84,462 21,817
31,388
Paper & Forest Products 0.1%
a,b,c
Appvion Operations, Inc. ................................ United States 331,326 5,556,498
Verso Corp., A ........................................ United States 38,905 447,408
6,003,906
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 2,551,511 50,817
Specialty Retail 0.0%
†
b
Party City Holdings, Inc. ................................ United States 117,385 843,998
Total Common Stocks (Cost $32,646,555) ......................................
14,085,166
Management Investment Companies 2.9%
Capital Markets 2.9%
e
Franklin Floating Rate Income Fund ....................... United States 15,243,687 116,156,899
Total Management Investment Companies (Cost $152,217,419) ...................
116,156,899
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 2,389 4,268
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 135
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 72
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 30
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 18 —
237

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 4,095 $ 4,914
Software & Services 0.0%
†
a,b
WorkCapital BSD SARL, 2/13/26 .......................... Brazil 6,000,000 750,000
Total Warrants (Cost $750,000) ................................................
759,419
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
f,g,h
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 599,324 192,433
Total Convertible Bonds (Cost $108,082) .......................................
192,433
Corporate Bonds 48.8%
Aerospace & Defense 0.6%
h
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 8,100,000 7,593,750
h
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 15,000,000 15,884,325
23,478,075
Air Freight & Logistics 0.5%
h
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 2,000,000 2,018,600
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 14,000,000 14,549,850
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 1,200,000 1,365,887
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........
United States 2,400,000 3,482,373
21,416,710
Airlines 0.6%
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 .............
United States 8,100,000 7,963,839
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,400,000 11,117,344
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 .........
United States 4,200,000 4,151,385
23,232,568
Auto Components 1.0%
h
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 7,725,445
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 6,700,000 6,675,579
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 12,400,000 13,241,712
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% , 3/15/27
United States 13,000,000 13,280,475
40,923,211
Banks 2.0%
h
Akbank T.A.S. ,
Senior Bond, 144A, 5.125%, 3/31/25 ..................... Turkey 12,400,000 12,676,322
Senior Note, 144A, 6.8%, 2/06/26 ....................... Turkey 3,200,000 3,423,635

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,000,000 $ 3,023,757
Bank of America Corp. , Senior Bond , 3.248% , 10/21/27 .........
United States 5,000,000 5,545,901
h
China Construction Bank Corp. , Sub. Bond , Reg S, 4.25% to
2/27/24, FRN thereafter , 2/27/29 ........................ China 8,000,000 8,641,214
g
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,000,000 3,307,500
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 8,300,000 8,779,718
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 2,900,000 2,950,901
Industrial & Commercial Bank of China Ltd. , Senior Bond , 3.538% ,
11/08/27 .......................................... China 8,500,000 9,653,747
JPMorgan Chase & Co. , Senior Bond , 2.522% to 4/22/30, FRN
thereafter , 4/22/31 ................................... United States 9,400,000 9,874,188
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 1,600,000 1,759,529
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 2,700,000 3,003,311
Wells Fargo & Co. , Senior Note , 2.188% to 4/30/25, FRN thereafter ,
4/30/26 ........................................... United States 7,700,000 8,061,860
80,701,583
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 10,000,000 11,418,684
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 6,000,000 6,643,269
Building Products 0.7%
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 16,000,000 16,971,613
h
Cornerstone Building Brands, Inc. , Senior Note , 144A, 8% , 4/15/26 United States 9,000,000 9,416,250
26,387,863
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.75% , 2/25/26 ..
United States 8,500,000 9,588,542
Morgan Stanley ,
Senior Bond, 3.875%, 1/27/26 .......................... United States 10,000,000 11,378,709
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 10,000,000 11,321,314
32,288,565

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals 2.7%
h
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 8,000,000 $ 8,618,200
h
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 4,950,000 4,856,049
h
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 15,600,000 15,876,744
h
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 7,800,000 8,351,860
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 10,000,000 10,087,000
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 12,500,000 13,145,875
HB Fuller Co. , Senior Note , 4.25% , 10/15/28 .................
United States 3,000,000 3,073,125
h
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 3,900,000 3,917,491
Methanex Corp. , Senior Note , 5.125% , 10/15/27 ..............
Canada 5,000,000 5,231,250
h
Neon Holdings, Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 United States 5,000,000 5,487,500
Olin Corp. , Senior Bond , 5.125% , 9/15/27 ...................
United States 9,000,000 9,348,750
h
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 5,500,000 6,513,953
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 8,000,000 8,516,543
Westlake Chemical Corp. , Senior Bond , 3.375% , 6/15/30 .......
United States 2,500,000 2,736,259
h
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,504,148
107,264,747
Commercial Services & Supplies 0.4%
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 13,000,000 12,847,770
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 1,500,000 1,634,839
14,482,609
Communications Equipment 0.3%
h
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 12,652,000 12,936,670
Construction & Engineering 0.0%
†
h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,200,000 915,000
Construction Materials 0.3%
h
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 13,000,000 13,307,125
Consumer Finance 0.7%
h
FirstCash, Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 12,700,000 13,187,998
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 3,300,000 3,638,250
Senior Note, 6.625%, 1/15/28 .......................... United States 5,700,000 6,664,383
Senior Note, 4%, 9/15/30 ............................. United States 5,000,000 5,042,300
28,532,931
Containers & Packaging 1.7%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 3,167,000 3,263,213
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 3,838,898
Bemis Co., Inc. , Senior Bond , 2.63% , 6/19/30 ................
United States 2,100,000 2,232,289
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 7,100,000 7,384,355
h
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 15,000,000 14,861,250
h
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 10,000,000 10,718,750
h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 222,000 224,864

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA, (continued)
Senior Secured Note, 144A, 4%, 10/15/27 ................. United States 4,600,000 $ 4,633,120
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 11,300,000 12,512,490
Senior Note, 144A, 4.875%, 12/01/22 .................... United States 4,000,000 4,197,500
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 3,600,000 3,927,745
67,794,474
Distributors 0.1%
h
Resideo Funding, Inc. , Senior Note , 144A, 6.125% , 11/01/26 ..... United States 5,000,000 5,325,000
Diversified Financial Services 0.4%
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , Zero Cpn., ( BZDIOVRA + 5.75% ), 2/14/24 ...... Brazil 11,513,000 BRL 2,416,746
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 13,000,000 12,902,500
15,319,246
Diversified Telecommunication Services 0.8%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 9,100,000 9,185,131
h
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 2,500,000 2,606,250
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 1,400,000 1,776,325
h
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 2,000,000 2,108,750
Senior Bond, 144A, 4.5%, 5/01/32 ....................... United States 10,000,000 10,414,700
TELUS Corp. , Senior Bond , 4.6% , 11/16/48 ..................
Canada 1,000,000 1,275,059
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 5,600,000 5,804,400
33,170,615
Electric Utilities 2.0%
h
CGNPC International Ltd. , Senior Bond , Reg S, 3.75% , 12/11/27 .. China 3,289,000 3,584,188
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,966,705
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,766,953
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 15,687,295
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,722,609
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 14,200,000 15,802,192
h
State Grid Overseas Investment 2016 Ltd. , Senior Bond , 144A,
3.5% , 5/04/27 ...................................... China 15,800,000 17,746,728
h
Three Gorges Finance I Cayman Islands Ltd. , Senior Bond , 144A,
3.15% , 6/02/26 ..................................... China 12,800,000 13,720,781
h
TNB Global Ventures Capital Bhd. , Senior Bond , Reg S, 3.244% ,
10/19/26 .......................................... Malaysia 3,775,000 4,099,224
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 820,000 1,224,568
79,321,243
Electronic Equipment, Instruments & Components 0.8%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 10,000,000 10,073,200
Flex Ltd. ,
Senior Bond, 4.875%, 5/12/30 .......................... United States 7,100,000 8,410,356
Senior Note, 3.75%, 2/01/26 ........................... United States 12,300,000 13,607,432

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 2,100,000 $ 2,203,820
34,294,808
Energy Equipment & Services 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.486% , 5/01/30 .......................... United States 700,000 832,530
h
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 6,000,000 4,874,550
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 4,263,900
h
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 4,591,000 3,948,260
13,919,240
Entertainment 0.7%
h
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 1,900,000 1,920,587
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 13,514,835
h
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 2,000,000 2,433,750
h
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 12,100,000 11,797,500
29,666,672
Equity Real Estate Investment Trusts (REITs) 1.5%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 4,500,000 4,782,714
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 7,847,137
h
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 3,300,000 3,361,875
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,200,000 4,357,500
Senior Bond, 5%, 10/15/27 ............................ United States 5,700,000 6,052,117
Senior Bond, 3.5%, 3/15/31 ............................ United States 4,000,000 4,044,800
h
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 10,200,000 10,703,625
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 9,000,000 9,410,040
h
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 1,300,000 1,354,444
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 7,500,000 7,634,775
59,549,027
Food & Staples Retailing 0.2%
h
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 8,700,000 9,785,924
Food Products 1.2%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ...............
United States 9,000,000 9,480,960
h
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 7,000,000 7,157,500
Kraft Heinz Foods Co. ,
Senior Bond, 4.25%, 3/01/31 ........................... United States 2,000,000 2,254,400
Senior Note, 3.875%, 5/15/27 .......................... United States 11,500,000 12,604,014
h
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 10,500,000 11,457,285
h
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ....... United States 6,700,000 6,952,724
49,906,883
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 2,800,000 3,020,847

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 1.3%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ...................
United States 1,400,000 $ 1,611,746
Centene Corp. ,
h
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 7,600,000 7,958,720
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 3,180,600
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,553,000
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,468,691
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 8,000,000 8,105,000
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 3,889,625
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 3,600,000 3,829,500
Cigna Corp. , Senior Bond , 4.9% , 12/15/48 ...................
United States 1,200,000 1,603,309
CVS Health Corp. , Senior Bond , 4.3% , 3/25/28 ...............
United States 3,272,000 3,846,051
HCA, Inc. , Senior Bond , 5.875% , 2/15/26 ...................
United States 3,000,000 3,435,000
h
Molina Healthcare, Inc. , Senior Note , 144A, 3.875% , 11/15/30 .... United States 4,600,000 4,927,750
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 3,870,000 4,413,904
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 2,100,000 2,280,139
53,103,035
Hotels, Restaurants & Leisure 2.9%
h
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 12,000,000 11,925,000
h
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 3,700,000 3,904,129
h
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 8,800,000 9,246,978
h
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 4,100,000 4,343,438
h
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,200,000 2,215,691
h
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 13,200,000 13,246,860
h
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 13,000,000 13,898,365
h
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A, 5.25% , 6/01/26 ....................... United States 5,100,000 5,294,437
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,300,000 8,718,389
MGM Resorts International , Senior Note , 4.75% , 10/15/28 .......
United States 10,000,000 10,437,000
h
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 11,300,000 11,201,182
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 7,000,000 7,078,750
h
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 9,800,000 10,108,896
h
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 5,800,000 5,975,885
117,595,000
Household Durables 0.9%
KB Home ,
Senior Bond, 7.5%, 9/15/22 ............................ United States 5,000,000 5,469,075
Senior Note, 7%, 12/15/21 ............................ United States 5,000,000 5,190,625
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 14,300,000 16,024,241
h
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,500,000 7,739,063
34,423,004

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Household Products 0.5%
h
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 13,500,000 $ 13,824,000
h
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 2,200,000 2,271,500
h
Spectrum Brands, Inc. , Senior Bond , 144A, 5.5% , 7/15/30 ....... United States 2,300,000 2,476,813
18,572,313
Independent Power and Renewable Electricity Producers 1.6%
h
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 4,424,700
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 4,145,660
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 6,500,000 6,574,750
Clearway Energy Operating LLC , Senior Note , 5.75% , 10/15/25 ..
United States 12,800,000 13,436,416
h
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 8,396,006
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 3,117,857
h
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 11,900,000 11,528,125
h
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 2,767,500
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 11,439,252
65,830,266
Insurance 0.6%
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 2,000,000 2,118,380
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 10,000,000 11,187,000
h
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 . United States 9,100,000 9,858,107
23,163,487
Interactive Media & Services 0.4%
h
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 17,100,000 17,304,074
Internet & Direct Marketing Retail 0.3%
JD.com, Inc. , Senior Bond , 3.375% , 1/14/30 .................
China 12,200,000 13,256,968
IT Services 0.9%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 9,258,420
h
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 7,000,000 7,391,650
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 12,000,000 12,625,080
h
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 6,000,000 6,179,100
35,454,250
Machinery 0.6%
h
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 7,000,000 7,546,875
h
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 3,300,000 3,444,045
h
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 9,000,000 9,419,490
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 1,900,000 2,042,170
22,452,580
Marine 0.3%
h
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 12,000,000 12,558,180

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media 3.2%
h
Altice Financing SA , Senior Secured Bond , 144A, 7.5% , 5/15/26 .. Luxembourg 4,000,000 $ 4,200,000
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 16,300,000 16,834,491
h
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 1,300,000 1,373,125
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 10,362,000 10,798,085
h
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 3,200,000 3,272,000
Comcast Corp. , Senior Bond , 4.75% , 3/01/44 ................
United States 1,400,000 1,856,479
h
CSC Holdings LLC , Senior Note , 144A, 5.5% , 5/15/26 .......... United States 16,000,000 16,615,360
h
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 4,500,000 2,863,125
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 4,300,000 3,477,625
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 3,500,000 3,609,550
Senior Note, 5.875%, 11/15/24 ......................... United States 6,100,000 6,330,183
Senior Note, 7.375%, 7/01/28 .......................... United States 3,600,000 3,753,000
Fox Corp. , Senior Bond , 3.5% , 4/08/30 .....................
United States 4,000,000 4,512,684
h
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ....... United States 10,300,000 10,258,285
h
Nexstar Broadcasting, Inc. , Senior Note , 144A, 4.75% , 11/01/28 .. United States 8,000,000 8,255,000
h
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 4,100,000 4,076,937
h
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 3,900,000 4,025,970
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 7,585,750
h
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 16,000,000 16,116,800
129,814,449
Metals & Mining 0.8%
h
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 8,000,000 8,623,200
h
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.125% ,
5/15/24 ........................................... Australia 7,700,000 8,381,450
h
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 14,000,000 14,682,500
31,687,150
Multiline Retail 0.0%
†
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 .................
United States 1,700,000 1,996,844
a,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,437,480 —
a,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 3,376,654 16,883
2,013,727
Multi-Utilities 0.2%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 8,500,000 9,504,377
Oil, Gas & Consumable Fuels 5.3%
h
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 4,400,000 4,735,661
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 5,900,000 6,081,187
h
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 1,700,000 1,797,049
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 2,600,000 2,662,569

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 5,600,000 $ 5,747,000
Senior Note, 4.875%, 11/15/27 ......................... United States 5,000,000 5,145,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 3,700,000 3,857,198
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 6,400,000 7,421,081
Cheniere Energy Partners LP , Senior Secured Note , 5.25% ,
10/01/25 .......................................... United States 11,900,000 12,227,250
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........
United States 6,500,000 6,930,625
h
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 6,000,000 6,504,000
h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 15,200,000 14,671,192
h
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 5,000,000 4,906,000
h
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 6,000,000 6,369,000
Energy Transfer Operating LP , Senior Bond , 4.05% , 3/15/25 .....
United States 1,300,000 1,418,781
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 10,429,937
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,700,000
f,h
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 10,664,175 7,825,431
Enterprise Products Operating LLC , Senior Bond , 4.8% , 2/01/49 ..
United States 1,200,000 1,475,893
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 2,500,000 2,542,187
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 2,037,390
h
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,608,495 3,766,367
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 16,387,122 16,469,057
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 15,000,000 15,365,073
h
NGL Energy Operating LLC / NGL Energy Finance Corp. , Senior
Secured Note , 144A, 7.5% , 2/01/26 ...................... United States 5,900,000 5,995,875
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 6,800,000 8,549,300
Senior Bond, 6.125%, 1/01/31 .......................... United States 5,900,000 6,429,230
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 5,494,375
h
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 8,200,000 8,604,875
h
Sabine Pass Liquefaction LLC , Senior Secured Bond , 144A, 4.5% ,
5/15/30 ........................................... United States 10,000,000 11,662,515
h
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 1,700,000 1,731,303
h
Sunoco LP / Sunoco Finance Corp. , Senior Note , 144A, 4.5% ,
5/15/29 ........................................... United States 12,000,000 12,287,760
212,840,161
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 3,700,000 3,931,990
Pharmaceuticals 1.3%
h
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 5,000,000 5,544,575
h
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 3,100,000 3,179,236
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 4,000,000 4,121,400
Senior Note, 144A, 5%, 2/15/29 ........................ United States 4,000,000 4,102,120
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 13,730,111
h
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 6,580,000 7,529,988

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
h
Endo Dac / Endo Finance LLC / Endo Finco, Inc., (continued)
Senior Note, 144A, 6%, 6/30/28 ........................ United States 6,537,000 $ 5,483,562
h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 1,716,000 1,852,645
h
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 5,300,000 5,494,906
51,038,543
Real Estate Management & Development 0.7%
h
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 7,500,000 8,517,137
h
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 8,000,000 8,459,120
h
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 10,000,000 10,568,750
27,545,007
Road & Rail 0.7%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 1,600,000 1,926,104
h
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 14,900,000 21,895,252
a,f
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 4,655,176 4,274,124
28,095,480
Semiconductors & Semiconductor Equipment 0.3%
h
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 12,900,000 13,383,750
Software 0.5%
i
Anagram, Inc. , FRN , 10% , 8/15/26 ........................ United States 623,545 629,780
h
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 4,200,000 4,412,625
h
NortonLifeLock, Inc. , Senior Note , 144A, 5% , 4/15/25 .......... United States 7,500,000 7,652,250
h
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 8,600,000 8,621,500
21,316,155
Specialty Retail 0.4%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 1,900,000 2,289,332
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 5,500,000 5,819,962
h
Senior Bond, 144A, 6.625%, 10/01/30 .................... United States 1,600,000 1,794,080
h
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 5,000,000 5,301,825
h,i
Party City Holdings, Inc. , 144A, FRN , 5.318% , 7/15/25 ......... United States 1,153,545 1,095,868
16,301,067
Textiles, Apparel & Luxury Goods 0.3%
h
Hanesbrands, Inc. , Senior Bond , 144A, 4.875% , 5/15/26 ........ United States 10,000,000 10,837,500
Thrifts & Mortgage Finance 1.1%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 7,000,000 7,503,125
h
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 11,500,000 12,060,625
h
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 4,600,000 4,674,750
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 8,100,000 8,118,833
h
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 11,400,000 12,012,750
44,370,083

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Tobacco 0.5%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 12,400,000 $ 13,637,304
BAT Capital Corp. , Senior Bond , 4.54% , 8/15/47 ..............
United Kingdom 600,000 655,616
h
Imperial Brands Finance plc , Senior Bond , 144A, 3.875% , 7/26/29 . United Kingdom 2,200,000 2,473,783
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 .........
United Kingdom 1,900,000 2,151,419
18,918,122
Trading Companies & Distributors 1.0%
h
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 12,000,000 12,168,180
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 11,600,000 11,558,240
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 5,300,000 5,597,198
h
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 4,700,000 5,120,274
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 5,500,000 6,186,235
40,630,127
Wireless Telecommunication Services 1.2%
f,h
Digicel Group 0.5 Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 ..... Bermuda 1,107,585 648,953
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 8,000,000 9,068,400
Sprint Communications, Inc. , Senior Bond , 6% , 11/15/22 ........
United States 10,000,000 10,758,000
T-Mobile USA, Inc. ,
Senior Note, 5.125%, 4/15/25 .......................... United States 6,000,000 6,108,810
h
Senior Secured Bond, 144A, 3.875%, 4/15/30 .............. United States 13,400,000 15,147,628
h
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 4,800,000 4,711,992
h
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 3,400,000 3,400,714
49,844,497
Total Corporate Bonds (Cost $1,916,967,597) ...................................
1,970,788,931
i
Senior Floating Rate Interests 4.2%
Aerospace & Defense 0.2%
f
Alloy FinCo Ltd., Facility Term Loan , B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ............................... United Kingdom 4,178,619 2,097,500
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 3,285,112 3,165,205
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,766,189 1,701,723
6,964,428
a a a a a a
Airlines 0.0%
†
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 568,379 596,906
JetBlue Airways Corp., Term Loan , 6.25% , ( 3-month USD LIBOR +
5.25% ), 6/17/24 ..................................... United States 232,592 241,363
838,269
a a a a a a
Auto Components 0.1%
Adient US LLC, Initial Term Loan , 4.394% , ( 3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25% ), 5/06/24 ............. United States 4,668,999 4,683,590
Highline Aftermarket Acquisition LLC, First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 228,432 228,717
TRICO Group LLC, First Lien, Term Loan , B3 , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 2/02/24 ............................... United States 230,596 235,352

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Auto Components (continued)
j
Truck Hero, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 300,991 $ 302,082
5,449,741
a a a a a a
Automobiles 0.0%
†
Thor Industries, Inc., Initial USD Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 2/01/26 .............................. United States 1,780,712 1,785,163
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan , B , 2.092% , ( 1-
week USD LIBOR + 2% ), 11/15/27 ....................... Ireland 2,224,537 2,223,302
Capital Markets 0.1%
j
Citadel Securities LP, Term Loan , B , 2.615% , ( 1-month USD LIBOR
+ 2.5% ), 2/29/28 .................................... United States 1,180,000 1,176,065
j
Jane Street Group LLC, Term Loan , 2.875% , ( 1-month USD LIBOR +
2.75% ), 1/31/28 ..................................... United States 668,147 667,074
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan ,
4% , ( 3-month USD LIBOR + 3% ), 5/30/25 ................. United States 630,769 630,968
2,474,107
a a a a a a
Chemicals 0.0%
†
j
INEOS 226 Ltd., USD Term Loan , B , 3.25% , ( 1-month USD LIBOR +
2.75% ), 1/21/26 ..................................... United Kingdom 436,748 439,023
j
NIC Acquisition Corp., Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 12/29/27 .................................... United States 323,642 325,262
764,285
a a a a a a
Commercial Services & Supplies 0.1%
CCI Buyer, Inc., Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 125,298 126,331
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan , B1 , 4.25% , ( 3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25% + 3.25% ), 9/23/26 ................... United States 2,250,167 2,253,385
Staples, Inc., 2019 Refinancing New Term Loan , B1 , 5.214% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,090,000 1,070,244
3,449,960
a a a a a a
Containers & Packaging 0.0%
†
Berry Global, Inc., Term Loan , Y , 2.133% , ( 1-month USD LIBOR +
2% ), 7/01/26 ....................................... United States 1,481,184 1,480,903
BWay Holding Co., Initial Term Loan , 3.381% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 468,786 461,168
1,942,071
a a a a a a
Diversified Consumer Services 0.2%
j
KUEHG Corp., Term Loan , B-3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 6,630,000 6,439,388
j
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 800,000 796,444
7,235,832
a a a a a a
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan , 2.754% ,
( 3-month USD LIBOR + 2.5% ), 2/01/27 ................... United States 2,064,573 2,061,507

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Diversified Financial Services (continued)
Jefferies Finance LLC, 2020 Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 9/30/27 .............................. United States 799,469 $ 802,467
2,863,974
a a a a a a
Electric Utilities 0.0%
†
Astoria Energy LLC, Advance (2020) Term Loan , B , 4.5% , ( 6-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 600,000 601,407
EFS Cogen Holdings I LLC, Term Loan , 4.5% , ( 3-month USD LIBOR
+ 3.5% ), 10/01/27 ................................... United States 1,145,842 1,144,650
1,746,057
a a a a a a
Entertainment 0.2%
Diamond Sports Group LLC, Term Loan , 3.38% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 2,962,500 2,545,291
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B-1 , 2.88% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 7,262,637 6,800,770
9,346,061
a a a a a a
Food & Staples Retailing 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term Loan , B4 , 1.871% ,
( 1-month USD LIBOR + 1.75% ), 1/15/27 .................. United States 3,870,750 3,841,719
Food Products 0.3%
B&G Foods, Inc., Term Loan , B4 , 2.621% , ( 1-month USD LIBOR +
2.5% ), 10/10/26 ..................................... United States 470,725 472,530
f
CSM Bakery Solutions Ltd., Second Lien, Term Loan , 8.75% , PIK,
( 3-month USD LIBOR + 7.75% ), 7/05/21 .................. United States 7,846,051 7,705,441
JBS USA Lux SA, New Term Loan , 2.121% , ( 1-month USD LIBOR +
2% ), 5/01/26 ....................................... Luxembourg 2,237,435 2,238,721
10,416,692
a a a a a a
Health Care Providers & Services 0.0%
†
ADMI Corp., Amendment No. 3 Incremental Term Loan , 4.75% ,
( 1-month USD LIBOR + 4% ), 12/23/27 .................... United States 511,984 517,104
CNT Holdings I Corp., First Lien, Term Loan Facility , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 116,829 117,643
j
eResearchTechnology, Inc., First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 213,045 214,288
j,k
National Mentor Holdings, Inc., Incremental Term Loan ,
B, TBD, 3/09/26 ..................................... United States 314,456 315,241
C, TBD, 3/09/26 ..................................... United States 12,138 12,168
Navicure, Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month USD
LIBOR + 4% ), 10/22/26 ............................... United States 518,693 519,342
Pluto Acquisition I, Inc., Incremental Term Loan , 5.5% , ( 1-month USD
LIBOR + 5% ), 6/22/26 ................................ United States 226,076 227,206
1,922,992
a a a a a a
Hotels, Restaurants & Leisure 0.1%
Caesars Resort Collection LLC, Term Loan ,
B, 2.871%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 2,969,388 2,923,912
B1, 4.621%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 114,595 114,732
IRB Holding Corp., Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 218,522 219,595
3,258,239
a a a a a a

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Household Products 0.2%
a,f,l
FGI Operating Co. LLC, Term Loan , 12% , PIK, ( 3-month USD LIBOR
+ 11% ), 5/16/22 ..................................... United States 15,183,471 $ 7,986,617
Insurance 0.0%
†
Asurion LLC, New Term Loan , B-8 , 3.371% , ( 1-month USD LIBOR +
3.25% ), 12/23/26 .................................... United States 239,492 238,594
Asurion LLC, Term Loan ,
5.365%, (1-month USD LIBOR + 5.25%), 12/31/27 ........... United States 29,239 29,531
B9, 3.365%, (1-month USD LIBOR + 3.25%), 12/31/27 ........ United States 507,797 505,576
773,701
a a a a a a
Internet & Direct Marketing Retail 0.0%
†
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 9/13/24 .... United States 180,545 181,335
IT Services 0.4%
Arches Buyer, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
4% ), 12/06/27 ...................................... United States 376,219 378,503
Aventiv Technologies LLC, First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 2,455,696 2,252,217
Aventiv Technologies LLC, Second Lien, Initial Term Loan , 9.25% ,
( 6-month USD LIBOR + 8.25% ), 11/01/25 .................. United States 7,588,688 6,219,347
Barracuda Networks, Inc., First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 376,910 377,774
Milano Acquisition Corp., Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 330,000 331,445
Pitney Bowes, Inc., Incremental Term Loan , B , 5.63% , ( 1-month USD
LIBOR + 5.5% ), 1/07/25 ............................... United States 3,607,547 3,606,429
WEX, Inc., Term Loan , B3 , 2.371% , ( 1-month USD LIBOR + 2.25% ),
5/15/26 ........................................... United States 4,097,740 4,102,863
17,268,578
a a a a a a
Leisure Products 0.2%
j
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 6,816,456 6,555,625
NASCAR Holdings LLC, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 10/19/26 ............................. United States 2,928,801 2,932,916
9,488,541
a a a a a a
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan , 2.121% , ( 1-month USD
LIBOR + 2% ), 10/01/25 ............................... United States 2,017,973 2,020,819
Navistar, Inc., Term Loan , B , 3.63% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 1,493,178 1,495,231
3,516,050
a a a a a a
Media 0.3%
j
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 7,000,883 6,751,511
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.711% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 1,406,439 1,375,231
CSC Holdings LLC, March 2017 Refinancing Term Loan , 2.377% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 984,655 980,736
Gray Television, Inc., Term Loan , C , 2.644% , ( 1-month USD LIBOR +
2.5% ), 1/02/26 ...................................... United States 339,690 339,690

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Media (continued)
Nexstar Broadcasting, Inc., Term Loan , B4 , 2.894% , ( 1-month USD
LIBOR + 2.75% ), 9/18/26 .............................. United States 860,697 $ 862,728
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 3/15/26 ........ United States 788,020 790,754
j
Virgin Media Bristol LLC, Term Loan , Q , 2.627% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 1,888,138 1,894,039
12,994,689
a a a a a a
Multiline Retail 0.0%
†
Harbor Freight Tools USA, Inc., Initial Term Loan (2020) , 4% ,
( 1-month USD LIBOR + 3.25% ), 10/19/27 ................. United States 1,862,471 1,867,360
Oil, Gas & Consumable Fuels 0.3%
Buckeye Partners LP, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 11/01/26 ............................. United States 1,557,663 1,560,148
j,m
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan ,
9.75% , ( 1-month USD LIBOR + 8.75% ), 8/04/21 ............. United States 386,753 395,455
l
Fieldwood Energy LLC, First Lien, Closing Date Term Loan , 6.25% ,
( 3-month USD LIBOR + 5.25% ), 4/11/22 .................. United States 32,439,645 8,420,845
UTEX Industries, Inc., First Out Term Loan , 8.5% , ( 1-month USD
LIBOR + 7% ), 12/03/24 ............................... United States 189,763 191,424
UTEX Industries, Inc., Second Out Term Loan , 11% , ( 1-month USD
LIBOR + 9.5% ), 12/03/25 .............................. United States 116,025 115,252
10,683,124
a a a a a a
Paper & Forest Products 0.1%
Appvion Operations, Inc., Term Loan , 7% , ( 3-month USD LIBOR +
6% ), 6/12/26 ....................................... United States 3,574,018 3,541,262
Personal Products 0.2%
j
Coty, Inc., USD Term Loan , B , 2.382% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 6,899,884 6,522,771
Professional Services 0.0%
†
j
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing , B ,
3.378% , ( 1-month USD LIBOR + 3.25% ), 2/06/26 ............ United States 39,680 39,836
Real Estate Management & Development 0.1%
j
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan ,
2.873% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 3,557,398 3,550,354
Road & Rail 0.2%
Avis Budget Car Rental LLC, New Term Loan , B , 2.38% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 1,662,203 1,629,258
a
Onsite Rental Group Operations Pty. Ltd., Term Loan , B , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 10/26/22 .................. Australia 3,404,855 3,171,399
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan , B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 2,283,412 2,283,412
7,084,069
a a a a a a
Software 0.3%
Aristocrat Leisure Ltd., Term Loan , B3 , 1.973% , ( 3-month USD
LIBOR + 1.75% ), 10/19/24 ............................. Australia 1,000,348 998,263
j
athenahealth, Inc., First Lien, Term Loan , B , 4.633% , ( 1-month USD
LIBOR + 4.5% ), 2/11/26 ............................... United States 274,332 275,661
DCert Buyer, Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 827,915 831,019
Ivanti Software, Inc., First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 12/01/27 ......................... United States 580,000 585,800

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Software (continued)
LogMeIn, Inc., First Lien, Initial Term Loan , 4.881% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 830,000 $ 827,751
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 . United States 408,975 410,167
Perforce Software, Inc., First Lien, New Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 487,006 486,701
Quest Software US Holdings, Inc., First Lien, Initial Term Loan ,
4.462% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 837,857 839,055
Veritas US, Inc., Term Loan , B , 6.5% , ( 3-month USD LIBOR + 5.5% ),
9/01/25 ........................................... United States 827,925 834,134
a,l
WorkCapital BSD SARL, Term Loan , ( 1-month USD LIBOR + 16% ),
11/02/22 .......................................... United States 20,000,000 3,991,702
10,080,253
a a a a a a
Specialty Retail 0.2%
j
Party City Holdings, Inc., 2018 Replacement Term Loan , 3.25% ,
( 2-month USD LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ),
8/19/22 ........................................... United States 4,369,577 4,224,835
j
Petco Animal Supplies, Inc., Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.25% ), 1/26/23 .............................. United States 2,428,138 2,428,830
PetSmart, Inc., Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
12/31/27 .......................................... United States 292,389 290,927
Woof Holdings, Inc., First Lien, Initial Term Loan , 4.5% , ( 1-year USD
LIBOR + 3.75% ), 12/21/27 ............................. United States 189,400 190,506
7,135,098
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
Amentum Government Services Holdings LLC, Incremental Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ......... United States 330,000 332,475
Cardtronics USA, Inc., Initial Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 6/29/27 ....................................... United States 1,002,659 1,007,989
1,340,464
a a a a a a
Wireless Telecommunication Services 0.0%
†
Altice France SA, USD Incremental Term Loan , B-13 , 4.127% ,
( 1-month USD LIBOR + 4% ), 8/14/26 ..................... France 286,186 286,743
Total Senior Floating Rate Interests (Cost $225,655,621) .........................
170,863,737
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
a
Lending Club - LCX PM, 8.24% - 23.99%, 9/04/23 - 1/27/26 ..... United States 4,245,080 4,081,255
a
Lending Club - LCX, 6.46% - 28.8%, 5/31/22 - 3/17/25 ......... United States 3,628,625 3,292,971
a
Prosper, 11.99% - 23.2%, 11/12/23 - 12/29/25 ................ United States 221,385 220,046
a
Upgrade, 14.19% - 30.51%, 11/05/22 - 2/20/25 ............... United States 1,697,521 1,512,878
9,107,150
a a a a a a
Total Marketplace Loans (Cost $9,655,984) .....................................
9,107,150
Loan Participations and Assignments 0.4%
b,h
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 14,600,000 15,381,509
Total Loan Participations and Assignments (Cost $14,976,969) ...................
15,381,509

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 15.5%
h
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
n
19,100,000 $ 20,757,498
h
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 ... Angola 28,800,000 28,858,061
h
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 24,800,000 EUR 27,742,289
h
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
n
11,500,000 13,021,105
h
Belarus Government Bond ,
Senior Bond, 144A, 7.625%, 6/29/27 ..................... Belarus 11,400,000 12,512,378
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 12,300,000 12,438,793
Brazil Notas do Tesouro Nacional ,
10%, 1/01/23 ....................................... Brazil 34,402,000 BRL 6,859,140
o
Index Linked, 6%, 5/15/23 ............................. Brazil 67,261,506 BRL 13,659,568
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 15,442,840
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 20,255,857
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 2,800,000 3,191,496
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 24,079,275
h
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 838,300,000 DOP 14,895,714
Ecopetrol SA , Senior Bond , 4.125% , 1/16/25 .................
Colombia 8,200,000 8,860,100
g,h
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 26,250,000
Junior Sub. Bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 5,337,500
Equinor ASA , Senior Bond , 2.375% , 5/22/30 .................
Norway 7,000,000 7,381,478
h
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 16,000,000 17,542,240
h
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 10,443,918 10,954,949
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 17,150,000 16,980,867
h
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 9,800,000 11,585,560
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ................................ Indonesia 129,210,000,000 IDR 9,559,606
FR39, 11.75%, 8/15/23 ............................... Indonesia 29,150,000,000 IDR 2,435,199
FR44, 10%, 9/15/24 .................................. Indonesia 8,340,000,000 IDR 686,294
FR56, 8.375%, 9/15/26 ............................... Indonesia 363,988,000,000 IDR 29,401,046
h
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 9,382,149
h
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 22,000,000 25,078,492
h
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 23,975,000 22,642,949
h
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 9,200,000 10,513,300
h
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 17,700,000 23,485,847
Mexico Government Bond ,
Senior Bond, 4.15%, 3/28/27 ........................... Mexico 30,400,000 34,827,304
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 4,000,000 4,458,980
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 8,600,000 12,851,023
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,500,000 6,119,750
h
Russia Government Bond ,
Senior Bond, 144A, 4.875%, 9/16/23 ..................... Russia 6,800,000 7,489,289
Senior Bond, Reg S, 4.75%, 5/27/26 ..................... Russia 12,000,000 13,817,088
South Africa Government Bond ,
Senior Bond, 5.875%, 6/22/30 .......................... South Africa 6,500,000 7,167,264
Senior Bond, 7%, 2/28/31 ............................. South Africa 365,000,000 ZAR 20,659,193

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Turkey Government Bond , Senior Bond , 4.875% , 10/09/26 ......
Turkey 8,000,000 $ 8,124,512
h
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 3,900,000 EUR 4,742,660
h
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 4,355,000 4,748,283
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 4,355,000 4,819,225
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 6,000,000 6,454,320
p
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 9,990,000 11,311,877
o
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 925,311,316 UYU 24,846,221
Total Foreign Government and Agency Securities (Cost $621,350,888) ............
624,228,579
U.S. Government and Agency Securities 2.8%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,429,844
6.25%, 8/15/23 ..................................... United States 4,000,000 4,621,562
6.875%, 8/15/25 ..................................... United States 1,000,000 1,293,320
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 30,000,000 30,355,239
o
0.125%, 7/15/24 ..................................... United States 10,340,000 12,230,706
0.25%, 6/30/25 ..................................... United States 41,000,000 40,819,024
o
0.375%, 7/15/25 ..................................... United States 17,700,000 21,517,398
Total U.S. Government and Agency Securities (Cost $109,914,821) ................
114,267,093
Asset-Backed Securities 9.4%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,200,000 1,236,067
Capital Markets 0.1%
h,q
Mountain View CLO XIV Ltd. , 2019-1A , C , 144A, FRN , 3.141% ,
( 3-month USD LIBOR + 2.9% ), 4/15/29 ................... United States 4,500,000 4,511,654
Consumer Finance 0.5%
q
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.502% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 20,069,000 20,190,249
Diversified Financial Services 8.7%
h,q
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.814%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 3,000,000 3,000,914
2012-11A, CR2, 144A, FRN, 2.114%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 1,000,000 970,728
h,q
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.874% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 17,500,000 17,261,894
h,q
Ares L CLO Ltd. , 2018-50A , B , 144A, FRN , 1.941% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 15,700,000 15,742,194
h,q
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.374% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 6,300,000 6,156,710
h,q
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.674%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 6,710,000 6,664,849
2012-2A, CR2, 144A, FRN, 2.224%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 2,730,000 2,714,638
2014-2A, CR2, 144A, FRN, 2.424%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,797,501

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
h,q
BlueMountain CLO Ltd., (continued)
2016-3A, CR, 144A, FRN, 2.421%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 $ 299,803
2018-1A, D, 144A, FRN, 3.264%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,865,709
h,q
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,200,000 EUR 7,541,381
h,q
BlueMountain Fuji US CLO III Ltd. , 2017-3A , C , 144A, FRN , 1.941% ,
( 3-month USD LIBOR + 1.7% ), 1/15/30 ................... United States 1,250,000 1,230,547
h,q
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.724% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 3,500,000 3,497,382
h,q
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.341% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 9,730,950 9,743,836
h,q
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 1.941%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 289,579
2014-2RA, B, 144A, FRN, 2.046%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 563,744
2014-4RA, C, 144A, FRN, 3.141%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,837,581
h,q
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.441% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 12,000,000 11,775,398
h
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 4,094,285 4,183,410
h,q
Cole Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.824% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 3,530,000 3,534,186
h,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.46%, 9/16/41 .................. United States 1,165,579 1,136,984
2018-29, PT, 144A, FRN, 27.093%, 12/15/43 ............... United States 1,132,296 1,104,012
2019-26, PT, 144A, FRN, 19.577%, 8/15/44 ................ United States 4,393,319 4,265,639
2019-31, PT, 144A, FRN, 19.55%, 9/15/44 ................. United States 3,971,509 3,814,205
2019-37, PT, 144A, FRN, 18.312%, 10/17/44 ............... United States 4,115,715 3,945,176
2019-42, PT, 144A, FRN, 18.677%, 11/15/44 ............... United States 4,551,873 4,403,855
2019-51, PT, 144A, FRN, 16.134%, 1/15/45 ................ United States 4,963,750 4,800,932
2019-52, PT, 144A, FRN, 16.405%, 1/15/45 ................ United States 4,922,840 4,794,767
2019-S1, PT, 144A, FRN, 15.064%, 4/15/44 ................ United States 2,945,811 2,817,663
2019-S2, PT, 144A, FRN, 14.235%, 5/16/44 ................ United States 2,228,949 2,163,733
2019-S3, PT, 144A, FRN, 14.033%, 6/15/44 ................ United States 3,026,579 2,925,858
2019-S4, PT, 144A, FRN, 11.862%, 8/15/44 ................ United States 3,454,909 3,340,368
2019-S5, PT, 144A, FRN, 13.112%, 9/15/44 ................ United States 3,369,588 3,257,002
2019-S6, PT, 144A, FRN, 11.165%, 10/17/44 ............... United States 3,267,530 3,104,827
2019-S7, PT, 144A, FRN, 11.301%, 12/15/44 ............... United States 2,892,415 2,763,184
2019-S8, PT, 144A, FRN, 10.21%, 1/15/45 ................. United States 3,635,365 3,455,109
2020-2, PT, 144A, FRN, 16.489%, 3/15/45 ................. United States 4,805,287 4,658,293
2020-7, PT, 144A, FRN, 16.191%, 4/17/45 ................. United States 3,047,473 2,925,263

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
r
CWABS Asset-Backed Certificates Trust , 2005-11 , AF4 , FRN , 5.21% ,
3/25/34 ........................................... United States 386,853 $ 388,021
h,q
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.241% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 7,186,000 7,198,540
h,q
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A, FRN , 3.171% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 8,400,000 8,363,133
h,q
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.091% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 3,000,000 2,904,382
h,q
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A, FRN , 2.341% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 1,972,575 1,966,583
h,q
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.191% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 3,070,000 3,051,061
h,q
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 2.021% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 3,600,000 3,584,700
h,q
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 2.391% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 4,950,000 4,916,126
h,q
LCM XVI LP , 16A , BR2 , 144A, FRN , 1.991% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 13,525,832 13,543,832
h,q
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.841%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,556,211
17A, CRR, 144A, FRN, 2.341%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,194,644
h,q
LCM XVIII LP , 18A , DR , 144A, FRN , 3.024% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 6,860,000 6,555,315
h,q
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 4,100,000 EUR 4,989,232
h,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 14,277,440 15,171,202
h,q
Neuberger Berman CLO XVIII Ltd. , 2014-18A , CR2 , 144A, FRN ,
3.224% , ( 3-month USD LIBOR + 3% ), 10/21/30 ............. United States 500,000 497,546
h,q
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.423% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 ............ United States 2,129,630 2,132,113
h,q
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.783% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 15,500,000 15,472,270
h,q
Octagon Investment Partners 28 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.668%, (3-month USD LIBOR +
1.45%), 10/24/30 .................................... United States 5,000,000 4,982,332
2016-1A, BR, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
10/24/30 .......................................... United States 3,914,730 3,922,022
h,q
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.211% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 7,475,000 7,466,565
h,q
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.068% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 4,000,000 3,891,566
h,q
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.174% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 5,000,000 4,867,983
h,q
Octagon Investment Partners XVI Ltd. , 2013-1A , DR , 144A, FRN ,
3.223% , ( 3-month USD LIBOR + 3% ), 7/17/30 .............. United States 6,000,000 5,897,548
h,q
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.441% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 4,590,000 4,560,204
h,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,963,053 2,919,713
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 3,391,118 3,335,051
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 925,864 934,625

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
h,q
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.441% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 14,100,000 $ 13,952,790
h
Upgrade Master Pass-Thru Trust ,
r
2019-PT1, A, 144A, FRN, 11.523%, 6/15/25 ................ United States 1,719,712 1,551,194
2019-PT2, A, 144A, 1.1%, 2/15/26 ....................... United States 2,558,063 2,523,857
h,q
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 1.618%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,186,849
2013-2A, BR, 144A, FRN, 2.068%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,701,191
2014-1A, CR2, 144A, FRN, 3.023%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 8,000,000 7,721,420
2015-2A, BR, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 9,290,000 9,255,399
2016-1A, BR, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 590,000 581,696
352,085,770
a a a a a a
Total Asset-Backed Securities (Cost $377,763,223) ..............................
378,023,740
Commercial Mortgage-Backed Securities 0.1%
Diversified Financial Services 0.1%
r
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 2,355,155 2,120,229
Total Commercial Mortgage-Backed Securities (Cost $2,269,339) .................
2,120,229
Mortgage-Backed Securities 4.5%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.848%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 10,342 10,309
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 13,105 13,732
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 225,808 251,879
FHLMC Gold Pools, 20 Year, 6.5%, 10/01/21 ................. United States 540 607
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 455 460
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 93,800 105,610
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 503,689 577,023
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 585,653 674,381
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 221,799 256,087
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 71,510 83,281
FHLMC Gold Pools, 30 Year, 7%, 4/01/28 - 8/01/32 ............ United States 12,780 13,550
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 3,555 4,264
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 54 54
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 39 42
1,980,970
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.329%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 90,119 92,112
Federal National Mortgage Association (FNMA) Fixed Rate 3.8%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 161,807 170,340
FNMA, 15 Year, 5.5%, 3/01/21 - 4/01/22 .................... United States 2,727 2,738
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 41,723 45,297
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 284,639 316,839
FNMA, 30 Year, 3%, 9/01/48 - 9/01/50 ...................... United States 27,534,449 29,200,934
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 239,801 267,984
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 516,016 599,467

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 759,981 $ 878,496
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 1,671,431 1,947,751
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 226,637 263,433
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 3,986 4,706
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,677 1,867
t
FNMA, Single-family, 15 Year, 1.5%, 2/25/36 ................. United States 9,046,000 9,276,390
t
FNMA, Single-family, 15 Year, 2%, 2/25/36 .................. United States 22,264,000 23,263,271
t
FNMA, Single-family, 30 Year, 2%, 2/25/51 .................. United States 30,010,000 30,992,359
t
FNMA, Single-family, 30 Year, 2.5%, 2/25/51 ................. United States 53,302,000 56,169,065
153,400,937
Government National Mortgage Association (GNMA) Fixed Rate 0.6%
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 23 25
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 84,524 97,280
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 266,923 303,521
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 18,826 22,497
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 4,432 4,938
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 5,030 5,072
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 502 520
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 2,504 2,609
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 34 35
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 128 128
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 298 299
t
GNMA II, Single-family, 30 Year, 2%, 2/15/51 ................. United States 11,864,000 12,322,803
t
GNMA II, Single-family, 30 Year, 2.5%, 2/15/51 ............... United States 11,751,000 12,366,550
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 135,898 154,715
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 70,770 82,815
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 73,574 86,837
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 40,470 47,363
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 14,155 16,386
25,514,393
Total Mortgage-Backed Securities (Cost $178,775,070) ...........................
180,998,721
Municipal Bonds 2.0%
California 0.3%
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,310,000 2,489,972
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 2,160,000 2,315,671
San Diego County Regional Transportation Commission, Revenue,
2019 A, Refunding, 3.248%, 4/01/48 ..................... United States 2,360,000 2,517,082
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.25%, 8/01/29 ............ United States 5,675,000 6,372,230
13,694,955
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 4,880,000 5,168,115
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,180,000 1,281,232
Illinois 0.2%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ................... United States 6,960,000 7,794,574

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Massachusetts 0.1%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 2,905,000 $ 3,071,253
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 3,535,000 3,954,604
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ............... United States 6,730,000 7,765,882
11,720,486
New York 0.2%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 5,340,000 6,141,427
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,145,000 3,269,825
9,411,252
Ohio 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 1,975,000 2,228,709
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 3,930,000 4,254,147
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 5,500,000 5,883,625
Texas 0.3%
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 5,895,000 6,344,612
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 2,315,000 2,514,044
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 1,965,000 2,094,041
10,952,697
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 2,750,000 2,914,202
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 3,930,000 4,150,591
7,064,793
Total Municipal Bonds (Cost $75,794,774) ......................................
82,525,838
Residential Mortgage-Backed Securities 9.2%
Capital Markets 0.0%
†
q
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.89% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 263,146 264,401
Diversified Financial Services 0.9%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 6,150,258 6,360,490
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 7,627,603 8,009,768
h,r
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 5,893,338 6,082,331
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 7,563,882 7,817,697
h,r
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 4,325,617 4,409,888

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
h,r
Provident Funding Mortgage Trust, (continued)
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 3,238,498 $ 3,260,777
35,940,951
a a a a a a
Thrifts & Mortgage Finance 8.3%
q
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 8,817,117 8,902,847
2014-DN2, M3, FRN, 3.73%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 16,847,919 16,869,855
2014-DN3, M3, FRN, 4.13%, (1-month USD LIBOR + 4%), 8/25/24 United States 597,866 613,799
2014-DN4, M3, FRN, 4.68%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 6,990,364 7,195,219
2014-HQ1, M3, FRN, 4.23%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 1,184,820 1,201,924
2014-HQ3, M3, FRN, 4.88%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 2,125,180 2,161,876
2015-DNA1, M3, FRN, 3.43%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 2,331,658 2,393,984
2015-DNA3, M3, FRN, 4.83%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 17,111,920 17,892,487
2015-HQA1, M3, FRN, 4.83%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,719,890 14,249,039
2016-DNA2, M3, FRN, 4.78%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,379,265 12,981,301
2017-DNA1, M2, FRN, 3.38%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 6,993,191 7,239,714
2017-DNA2, M2, FRN, 3.58%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 5,868,312 6,085,145
2017-DNA3, M2, FRN, 2.63%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 26,312,269 26,900,559
2017-HQA1, M2, FRN, 3.68%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 23,968,455 24,755,440
2017-HQA2, M2, FRN, 2.78%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 2,668,539 2,710,337
q
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.38%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 9,504,421 9,856,654
2014-C01, M2, FRN, 4.53%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 11,486,922 11,797,818
2014-C02, 1M2, FRN, 2.73%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 9,598,478 9,485,151
2014-C03, 1M2, FRN, 3.13%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 20,653,981 20,449,322
2014-C03, 2M2, FRN, 3.03%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 2,237,850 2,270,727
2015-C01, 1M2, FRN, 4.43%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 4,737,441 4,862,688
2015-C01, 2M2, FRN, 4.68%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 3,013,527 3,049,400
2015-C02, 1M2, FRN, 4.13%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 14,042,286 14,405,279
2015-C02, 2M2, FRN, 4.13%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 4,573,252 4,663,766
2015-C03, 1M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 15,774,318 16,240,598

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FNMA Connecticut Avenue Securities, (continued)
2015-C03, 2M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 5,734,226 $ 5,868,234
2016-C02, 1M2, FRN, 6.13%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 5,322,977 5,619,062
2016-C04, 1M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 6,489,175 6,780,071
2016-C05, 2M2, FRN, 4.58%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 3,610,953 3,762,060
2016-C06, 1M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,646,845 1,717,772
2016-C07, 2M2, FRN, 4.48%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,526,700 2,642,485
2017-C01, 1M2, FRN, 3.68%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 15,981,986 16,557,219
2017-C03, 1M2, FRN, 3.13%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 22,605,834 23,146,316
2017-C04, 2M2, FRN, 2.98%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 6,090,243 6,217,257
2017-C05, 1M2, FRN, 2.33%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 15,314,259 15,467,236
337,012,641
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $393,811,582) ................
373,217,993
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
a,b,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 124,500 —
Sanchez Energy Corp., Escrow Account .................... United States 6,000,000 60,000
a,b
Vistra Energy Corp., Escrow Account ...................... United States 30,000,000 45,000
Total Escrows and Litigation Trusts (Cost $6,576,620) ...........................
105,000
Total Long Term Investments (Cost $4,119,234,544) .............................
4,052,822,437
a
Short Term Investments 3.0%
a a
Principal
Amount
*
a
Value
a a a a a a
u
Repurchase Agreements 1.7%
v
Joint Repurchase Agreement, 0.04%, 2/01/21 (Maturity Value
$69,712,579)
BNP Paribas Securities Corp. (Maturity Value $41,217,562)
Deutsche Bank Securities, Inc. (Maturity Value $12,007,992)
HSBC Securities (USA), Inc. (Maturity Value $16,487,025)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%,
11/20/41 - 2/20/50; U.S. Treasury Bonds, 6.25% - 7.63%, 11/15/22
- 8/15/23; and U.S. Treasury Note, 1.63%, 11/15/22 (valued at
$71,126,046) ....................................... 69,712,347 69,712,347
Total Repurchase Agreements (Cost $69,712,347) ...............................
69,712,347

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Money Market Funds 1.3%
e,w
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 52,640,545 $ 52,640,545
Total Money Market Funds (Cost $52,640,545) ..................................
52,640,545
Total Short Term Investments (Cost $122,352,892 ) ...............................
122,352,892
a
Total Investments (Cost $4,241,587,436) 103.3% ................................
$4,175,175,329
Other Assets, less Liabilities (3.3)% ...........................................
(135,015,194)
Net Assets 100.0% ...........................................................
$4,040,160,135
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
See Note 9 regarding holdings of 5% voting securities.
e
See Note 10 regarding investments in affiliated management investment companies.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $2,045,311,158, representing 50.6% of net assets.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
Defaulted security or security for which income has been deemed uncollectible.
m
See Note 8 regarding unfunded loan commitments.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
Principal amount of security is adjusted for inflation.
p
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
q
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
Security purchased on a to-be-announced (TBA) basis.
u
At January 31, 2021, all repurchase agreements had been entered into on that date.
v
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2021, all repurchase agreements had been entered into on that date.
w
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At January 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At January 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
At January 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 3 Year Bonds ........................ Long 1,173 $ 105,257,594 3/15/21 $ 69,450
U.S. Treasury 10 Year Notes .................... Long 190 26,035,938 3/22/21 (21,041)
U.S. Treasury 10 Year Ultra Notes ................ Short 329 50,609,453 3/22/21 (94,054)
U.S. Treasury 5 Year Notes ..................... Long 1,769 222,672,875 3/31/21 (165,150)
Total Futures Contracts ...................................................................... $(210,795)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 3,778,007 669,919 2/08/21 $ — $ (20,524)
South African Rand .. JPHQ Buy 50,000,000 3,161,156 2/16/21 138,340 —
South African Rand .. JPHQ Sell 50,000,000 3,197,953 2/16/21 — (101,542)
Canadian Dollar .... JPHQ Buy 8,700,000 6,806,875 2/25/21 — (1,438)
Canadian Dollar .... JPHQ Sell 23,800,000 18,159,552 2/25/21 — (457,622)
Japanese Yen ...... JPHQ Buy 4,850,000,000 46,061,395 2/25/21 250,310 —
Brazilian Real ...... JPHQ Sell 119,495,000 22,242,263 3/01/21 414,777 —
Indonesian Rupiah .. JPHQ Sell 190,000,000,000 13,370,866 3/01/21 — (147,254)
Canadian Dollar .... JPHQ Sell 24,000,000 18,767,668 3/15/21 — (7,826)
Euro ............. JPHQ Buy 6,000,000 7,356,906 3/15/21 — (69,329)
Euro ............. JPHQ Sell 34,262,000 41,673,042 3/15/21 58,548 —
South African Rand .. JPHQ Sell 316,000,000 20,973,683 3/16/21 206,119 —
Mexican Peso ...... JPHQ Buy 357,700,000 17,802,662 3/22/21 — (452,293)
Singapore Dollar .... JPHQ Buy 13,500,000 10,189,448 4/12/21 — (28,610)
Singapore Dollar .... JPHQ Sell 13,500,000 10,244,697 4/12/21 83,858 —
Turkish Lira ........ JPHQ Buy 61,000,000 7,955,138 4/12/21 146,413 —
Euro ............. JPHQ Buy 6,200,000 7,647,731 4/16/21 — (111,486)
Australian Dollar .... JPHQ Buy 11,000,000 8,470,660 6/28/21 — (58,097)
South Korean Won .. JPHQ Buy 10,300,000,000 9,314,945 6/28/21 — (101,038)
Total Forward Exchange Contracts ................................................... $1,298,365 $(1,557,059)
Net unrealized appreciation (depreciation) ............................................ $(258,694)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.35 ..... 5.00% Quarterly 12/20/25 $ 55,500,000 $ 4,792,639 $ 3,338,727 $ 1,453,912
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $4,792,639 $3,338,727 $1,453,912
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 19,800,000 (3,401,894) (2,873,537) (528,357)
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM ..... 5.00% Quarterly MSCO 12/20/25 6,680,000 (507,879) 7,807 (515,686) NR
American Airlines
Group, Inc. ...... 5.00% Quarterly CITI 12/20/21 8,100,000 (258,744) (479,197) 220,453 CCC
Carnival Corp. ...... 1.00% Quarterly CITI 12/20/25 8,100,000 (1,497,285) (1,236,902) (260,383) B
Macy's Retail Holdings
LLC ........... 1.00% Quarterly JPHQ 12/20/25 8,100,000 (1,395,225) (1,473,303) 78,078 B
Royal Caribbean
Cruises Ltd. ...... 5.00% Quarterly BZWS 12/20/25 8,100,000 (518,712) (235,601) (283,111) B+
United Airlines Holdings,
Inc. ........... 5.00% Quarterly FBCO 12/20/25 5,918,000 (238,676) (27,742) (210,934) B
Traded Index
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 6,700,000 48,740 — 48,740
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 8,500,000 58,129 — 58,129
Non-
Investment
Grade
MCDX.NA.MAIN.31 .. 1.00% Quarterly CITI 12/20/23 23,060,000 141,229 134,557 6,672
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 9,000,000 (387,315) — (387,315)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 9,000,000 (397,918) — (397,918)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(8,355,550) $(6,183,918) $(2,171,632)
Total Credit Default Swap Contracts .................................... $(3,562,911) $ (2,845,191) $(717,720)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Strategic Series
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At January 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
At January 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
See abbreviations on page 78 .
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 3,834,600 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 3,300,000 EUR $ (219,442)
Total Cross Currency Swap Contracts ........................................................... $(219,442)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 34,600,000 $ 973,629 $ — $ 973,629
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 26,900,000 678,048 — 678,048
Total Inflation Index Swap Contracts .................................. $1,651,677 $— $1,651,677

Franklin Strategic Series

Notes to Statement of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, six of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’
pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

At January 31, 2021, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Strategic Income Fund - $489,789
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Funds and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract,
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other markets risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Funds did not hold any option contracts at period end.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Strategic Income Fund – Futures, forwards, options, swaps and VRI
4. Mortgage Dollar Rolls
Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Restricted Securities
At January 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
407,548
a
Athira Pharma, Inc. .......................... 5/29/20 $ 2,976,236 $ 8,164,711
115,139
b
Dyne Therapeutics, Inc. ....................... 8/07/20 1,073,538 1,997,651
103,589
c
FS Development Corp. ........................ 1/28/21 1,035,890 1,213,494
80,195 Intarcia Therapeutics, Inc. ..................... 3/26/14 2,597,516 —
260,919
d
Metacrine , Inc. .............................. 6/04/18 2,821,056 2,407,594
138,156
e
Taysha Gene Therapies, Inc. ................... 7/28/20 2,155,719 3,396,953
379,473 United BioPharma , Inc. ....................... 1/28/21 2,087,102 2,087,102
Total Restricted Securities (Value is 1.24% of Net Assets) ............. $14,747,057 $19,267,505
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
477,500 ArcLight Clean Transition Corp. ................. 1/28/21 $ 4,775,000 $ 9,979,882
255,039 Avidxchange , Inc. ............................ 7/30/20 12,499,971 13,606,079
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 7,460,683
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 11,440,454
642,459 Confluent, Inc., E ............................ 4/13/20 9,616,776 10,904,782
920,577 Fanatics, Inc., E ............................. 8/13/20 15,916,776 17,048,344
201,294 Gitlab , Inc., E ............................... 9/11/19 3,749,987 9,609,815
415,102 HashiCorp , Inc., E ........................... 3/06/20 12,004,812 18,635,477
4. Mortgage Dollar Rolls
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
1,673,284 Legalzoom.com, Inc. ......................... 7/20/18 $ 16,479,338 $ 23,370,642
1,196,245 Marqeta , Inc. ............................... 8/20/20 10,353,396 11,195,154
181,494 Marqeta , Inc., A ............................. 10/09/20 2,212,159 1,698,526
19,136 Marqeta , Inc., B ............................. 10/21/20 234,416 179,086
509,182 Optoro , Inc., E .............................. 7/24/18 10,020,702 14,364,065
596,775
f
Proterra , Inc., 144A, 6 ........................ 6/07/17 3,306,052 11,324,099
780,667
f
Proterra , Inc., 7 ............................. 5/21/18 – 9/01/18 5,094,960 14,813,541
23,001 Sweetgreen , Inc. ............................ 1/21/21 — 739
928,488 Sweetgreen , Inc., H .......................... 11/09/18 12,107,484 13,915,616
100,835 Sweetgreen , Inc., I ........................... 9/16/19 1,724,278 1,725,899
76,670 Sweetgreen , Inc., J .......................... 1/21/21 1,311,057 1,312,289
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 11,964,471
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 22,444,648
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 5,939,834
5,028,735 Wheels Up Partners LLC ...................... 5/16/19 – 8/02/19 17,499,998 21,373,874
Total Restricted Securities (Value is 4.70% of Net Assets) ............. $183,262,526 $254,307,999
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
343,750 Alkami Technology, Inc., F ..................... 9/24/20 $ 5,500,000 $ 6,295,537
1,297,305 Allbirds , Inc., E .............................. 9/22/20 14,999,998 15,588,395
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 11,440,453
1,000,000 Hims & Hers Health, Inc., A .................... 1/20/21 10,000,000 18,990,000
1,431,280 Legalzoom.com, Inc .......................... 7/20/18 14,095,961 19,990,589
1,199,415 Marqeta , Inc ................................ 8/20/20 10,000,003 11,224,821
508,130 Optoro , Inc., E .............................. 7/24/18 9,999,998 14,334,388
2,000,000 Paya Holdings, Inc ........................... 10/16/20 20,000,000 25,920,000
1,787,047 Proterra , Inc., 144A, 5 ........................ 9/21/16 – 1/13/17 8,999,997 33,910,096
1,310,834 Proterra , Inc., 144A, 6 ........................ 6/07/17 – 1/02/18 7,261,842 24,873,720
536,367 Proterra , Inc., 7 ............................. 5/21/18 3,500,556 10,177,828
596,471 Rent the Runway, Inc., 144A, F ................. 3/21/19 13,333,328 13,439,961
203,515 Rent the Runway, Inc., G ...................... 4/30/20 3,000,006 3,844,214
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 10,088,702
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 2,678,331
33,990 Sweetgreen , Inc., 1/20/26 ...................... 1/21/21 — 1,093
383,435 Sweetgreen , Inc., H .......................... 11/09/18 4,999,993 5,746,691
41,641 Sweetgreen , Inc., I ........................... 9/16/19 712,061 712,730
113,300 Sweetgreen , Inc., J .......................... 1/21/21 1,937,430 1,939,251
361,111 Tula eTechnology , Inc ......................... 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 7,680,761
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
4,310,344 Wheels Up Partners LLC, D .................... 5/16/19 – 8/02/19 $ 14,999,997 $ 18,320,462
Total Restricted Securities (Value is 6.56% of Net Assets) ............. $173,941,160 $257,198,023
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
405,100 Alkami Technology, Inc., F ..................... 9/24/20 $ 6,481,600 $ 7,419,119
772,477 Allbirds , Inc.m E ............................. 9/22/20 8,931,711 9,282,071
463,400 ArcLight Clean Transition Corp. ................. 1/28/21 4,634,000 9,685,188
1,118,700 BTRS Holdings, Inc. .......................... 1/12/21 11,187,000 18,122,940
775,014 Fanatics, Inc., E ............................. 8/13/20 13,399,992 14,352,635
1,070,236 Marqeta , Inc. ............................... 8/20/20 8,922,985 10,015,889
423,782 Newsela , Inc., D ............................. 1/21/21 8,965,193 8,965,184
513,050 Phononic Devices, Inc. ........................ 1/17/20 47 1,289,023
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 6,882,938
111,105
Phononic , Inc., Advance Term Loan, B, 12%, PIK,
7/31/26 .................................. 8/25/20 108,470 99,274
267,276
Phononic , Inc., Advance Term Loan, D, 12%, PIK,
12/01/25 ................................. 1/15/21 267,275 238,194
107,623 Phononic , Inc., Term Loan, 12%, 8/25/24 .......... 12/03/20 107,545 95,913
540,246 Phononic , Inc., Term Loan, A, 12%, PIK, 1/17/24 .... 1/17/20 535,774 492,902
1,416,913 Proterra , Inc., 5 ............................. 9/21/16 7,135,914 26,886,621
963,371 Spartan Acquisition Corp II ..................... 1/28/21 9,633,710 11,313,720
Total Restricted Securities (Value is 2.37% of Net Assets) ............. $87,811,214 $125,141,611
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
331,326
g
Appvion Operations, Inc. ...................... 4/12/19 $ 4,481,262 $ 5,556,498
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13 – 2/01/17 977,123 —
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
1,322,439 Remington Outdoor Co., Inc. ................... 4/13/12 – 4/12/18 1,686,109 —
Total Restricted Securities (Value is 0.14% of Net Assets) ............. $7,153,801 $5,556,498
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,378,268 as of January 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,940,732 as of January 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,493,340 as of January 31, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $2,450,987 as of January 31, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $4,318,600 as of January 31, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $50,308,166 as of January 31, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $3,541,262 as of January 31, 2021.
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.
At January 31, 2021, unfunded commitments were as follows:
9. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2021, investments in “affiliated companies” were as follows:
Borrower Unfunded Commitment
Franklin Strategic Income Fund
Fieldwood Energy LLC $3,559,092
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Avidxchange , Inc. ........ $ — $ 12,499,971 $ — $ — $ 1,106,108 $ 13,606,079 255,039 $ —
HashiCorp , Inc., E ........ 12,004,812 — — — 6,630,665 18,635,477 415,102 —
Talkdesk , Inc., C ......... — 11,517,955 — — 446,516 11,964,471 1,753,060 —
Total Affiliated Securities
(Value is 0.8% of Net Assets) $12,004,812 $24,017,926 $— — 8,183,289 $44,206,027 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Paya Holdings, Inc ........ — 20,000,000
a
— — 5,920,000 25,920,000 2,000,000 —
Total Affiliated Securities
(Value is 0.7% of Net Assets) $— $20,000,000 $— — 5,920,000 $25,920,000 $—
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co., Inc. . 661,219 — — — (661,219) — 1,322,439 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 124,500 —
Total Affiliated Securities
(Value is —% of Net Assets) $661,219 $— $— — (661,219) $— $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

10. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $102,836,782 $333,799,621 $(368,709,006) $— $— $67,927,397 67,927,397 $2
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $39,742,135 $347,147,340 $(338,915,360) $ — $ — $47,974,115 47,974,115 $—
Total Affiliated Securities .... $142,578,917 $680,946,961 $(707,624,366) $— $— $115,901,512 $2
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $47,687,960 $638,281,827 $(590,695,089) $— $— $95,274,698 95,274,698 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $9,585,975 $551,653,937 $(559,805,812) — — $1,434,100 1,434,100 $—
Total Affiliated Securities .... $57,273,935 $1,189,935,764 $(1,150,500,901) $— $— $96,708,798 $—
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $6,778,486 $43,913,821 $(45,270,216) $— $— $5,422,091 5,422,091 $—
Total Affiliated Securities .... $6,778,486 $43,913,821 $(45,270,216) $— $— $5,422,091 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $74,538,382 $629,937,279 $(581,224,160) $— $— $123,251,501 123,251,501 $—

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

11. Investments in FT Holdings Corporation II (FT Subsidiary)
Franklin Strategic Income Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT
Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. Prior to January 31, 2021, FT Subsidiary's investment,
Turtle Bay Resort, liquidated and paid a final distribution. At January 31, 2021, other assets and liabilities of FT Subsidiary are reflected in the Fund's Consolidated Statement of Investments. At January 31, 2021, the net assets of the FT Subsidiary were
$18,403,771, representing 0.5% of the Fund’s consolidated net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $34,288,350 $530,789,694 $(508,814,332) $ — $ — $56,263,712 56,263,712 $—
Total Affiliated Securities .... $108,826,732 $1,160,726,973 $(1,090,038,492) $— $— $179,515,213 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $52,245,134 $837,053,194 $(753,352,936) $— $— $135,945,392 135,945,392 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $14,660,525 $374,849,932 $(330,706,599) — — $58,803,858 58,803,858 $—
Total Affiliated Securities .... $66,905,659 $1,211,903,126 $(1,084,059,535) $— $— $194,749,250 $—
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $108,077,744 $— $— $— $8,079,155 $116,156,899 15,243,687 $661,683
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $51,021,802 $37,884,230 $(36,265,487) $— $— $52,640,545 52,640,545 $—
Total Affiliated Securities .... $159,099,546 $37,884,230 $(36,265,487) $— $8,079,155 $168,797,444 $661,683
10. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 1,171,015,365 $ — $ 9,337,715
a
$ 1,180,353,080
Capital Markets ........................ 21,988,365 — 1,213,494 23,201,859
Life Sciences Tools & Services ............ 70,362,600 — — 70,362,600
Pharmaceuticals ....................... 192,446,744 — 8,164,711 200,611,455
Preferred Stocks ........................ — — 6,188,354 6,188,354
Escrows and Litigation Trusts ............... — — 1,018,648 1,018,648
Short Term Investments ................... 115,901,512 — — 115,901,512
Total Investments in Securities ........... $1,571,714,586 $— $25,922,922 $1,597,637,508
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 25,827,552 — — 25,827,552
Automobiles .......................... 63,687,131 — — 63,687,131
Beverages ........................... 68,675,740 — — 68,675,740
Biotechnology ......................... 145,761,669 — — 145,761,669
Capital Markets ........................ 253,503,339 — 9,979,882 263,483,221
Chemicals ........................... 64,378,846 — — 64,378,846
Commercial Services & Supplies ........... 14,362,899 — 23,370,642 37,733,541
Electric Utilities ........................ 27,206,124 — — 27,206,124
Entertainment ......................... 32,210,105 — — 32,210,105
Equity Real Estate Investment Trusts (REITs) . 122,356,631 — — 122,356,631
Food Products ........................ 77,737,521 — — 77,737,521
Health Care Equipment & Supplies ......... 352,750,988 — — 352,750,988
Health Care Providers & Services .......... 117,788,491 — — 117,788,491
Health Care Technology ................. 101,436,894 — — 101,436,894
Hotels, Restaurants & Leisure ............. 74,845,206 — — 74,845,206
Industrial Conglomerates ................ 85,845,523 — — 85,845,523
Interactive Media & Services .............. 176,535,707 — — 176,535,707
Internet & Direct Marketing Retail .......... 487,358,600 — 11,195,154 498,553,754
IT Services ........................... 713,047,437 — — 713,047,437
Leisure Products ....................... 25,944,359 — — 25,944,359
Life Sciences Tools & Services ............ 73,836,951 — — 73,836,951
Media ............................... 42,254,310 — — 42,254,310
Pharmaceuticals ....................... 99,732,810 — — 99,732,810

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 226,335,537 $ — $ — $ 226,335,537
Road & Rail .......................... 48,856,250 — — 48,856,250
Semiconductors & Semiconductor Equipment . 197,735,053 — — 197,735,053
Software ............................. 931,188,989 — 13,606,079 944,795,068
Specialty Retail ........................ 12,808,643 — — 12,808,643
Technology Hardware, Storage & Peripherals . 213,757,253 — — 213,757,253
Textiles, Apparel & Luxury Goods .......... 34,600,612 — 17,756,521 52,357,133
Wireless Telecommunication Services ....... 61,069,874 — — 61,069,874
Preferred Stocks ........................ — — 255,806,343 255,806,343
Warrants .............................. — — 739 739
Short Term Investments ................... 96,708,798 — — 96,708,798
Total Investments in Securities ........... $5,070,145,842 $— $331,715,360 $5,401,861,202
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Agricultural Products .................... $ 1,885,574 $ — $ — $ 1,885,574
Application Software .................... 1,122,770 — — 1,122,770
Construction Materials .................. 2,126,834 — — 2,126,834
Copper .............................. 10,307,538 5,914,856 — 16,222,394
Diversified Chemicals ................... 1,035,664 — — 1,035,664
Diversified Metals & Mining ............... 11,886,436 5,199,086 — 17,085,522
Electrical Components & Equipment ........ 817,999 — — 817,999
Environmental & Facilities Services ......... 1,372,800 — — 1,372,800
Fertilizers & Agricultural Chemicals ......... 3,006,393 — — 3,006,393
Gold ................................ 20,688,301 509,340 — 21,197,641
Heavy Electrical Equipment .............. 1,288,065 — — 1,288,065
Industrial Gases ....................... 4,189,032 — — 4,189,032
Integrated Oil & Gas .................... 29,629,811 — — 29,629,811
Investment Banking & Brokerage .......... 846,141 — 1,259,731 2,105,872
Oil & Gas Drilling ...................... 1,898,304 — — 1,898,304
Oil & Gas Equipment & Services ........... 17,220,227 1,021,037 — 18,241,264
Oil & Gas Exploration & Production ......... 35,881,757 2,459,610 — 38,341,367
Oil & Gas Refining & Marketing ............ 12,867,374 — — 12,867,374
Oil & Gas Storage & Transportation ......... 12,237,103 — — 12,237,103
Packaged Foods & Meats ................ 1,445,760 — — 1,445,760
Paper Packaging ...................... 968,112 — — 968,112
Semiconductor Equipment ............... 518,994 — — 518,994
Steel ................................ 2,367,590 — — 2,367,590
Trading Companies & Distributors .......... 1,593,163 — — 1,593,163
Warrants .............................. 156,625 — — 156,625
Short Term Investments ................... 5,422,091 — — 5,422,091
Total Investments in Securities ........... $182,780,458 $15,103,929 $1,259,731 $199,144,118
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 150,363,768 $ — $ — $ 150,363,768
Airlines .............................. 71,370,580 — — 71,370,580
Banks ............................... 84,044,878 — — 84,044,878
Biotechnology ......................... 412,361,541 — — 412,361,541
Building Products ...................... 29,253,000 — — 29,253,000
Capital Markets ........................ 104,440,529 — 40,419,347 144,859,876
Chemicals ........................... 44,977,023 — — 44,977,023
Commercial Services & Supplies ........... 50,744,584 — 19,990,589 70,735,173
Communications Equipment .............. 75,762,677 — — 75,762,677
Construction & Engineering ............... 81,499,970 — — 81,499,970
Consumer Finance ..................... 25,581,423 — — 25,581,423
Diversified Consumer Services ............ 39,123,364 — — 39,123,364
Electrical Equipment .................... 3,752,658 — — 3,752,658
Electronic Equipment, Instruments &
Components ........................ 21,183,276 — — 21,183,276
Equity Real Estate Investment Trusts (REITs) . 43,904,074 — — 43,904,074
Food & Staples Retailing ................. 60,840,653 — — 60,840,653
Food Products ........................ 87,579,030 — — 87,579,030
Health Care Equipment & Supplies ......... 223,514,389 — — 223,514,389
Health Care Providers & Services .......... 92,897,562 — — 92,897,562
Health Care Technology ................. 173,030,655 — — 173,030,655
Hotels, Restaurants & Leisure ............. 142,808,519 — — 142,808,519
Household Durables .................... 81,952,136 — — 81,952,136
Insurance ............................ 36,571,296 — — 36,571,296
Internet & Direct Marketing Retail .......... 3,815,428 — 11,224,821 15,040,249
IT Services ........................... 215,045,976 — 25,920,000 240,965,976
Life Sciences Tools & Services ............ 53,937,246 — — 53,937,246
Machinery ............................ 59,130,626 — — 59,130,626
Personal Products ..................... 29,335,512 — — 29,335,512
Pharmaceuticals ....................... 106,847,965 — — 106,847,965
Semiconductors & Semiconductor Equipment . 211,394,413 — — 211,394,413
Software ............................. 270,637,800 — 51,390,000 322,027,800
Specialty Retail ........................ 276,492,090 — — 276,492,090
Textiles, Apparel & Luxury Goods .......... 36,377,040 — — 36,377,040
Trading Companies & Distributors .......... 86,760,715 — — 86,760,715
Preferred Stocks ........................ — — 196,071,516
a
196,071,516
Warrants .............................. — — 1,093 1,093
Short Term Investments ................... 179,515,213 — — 179,515,213
Total Investments in Securities ........... $3,666,847,609 $— $345,017,366 $4,011,864,975
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 61,566,688 — — 61,566,688
Airlines .............................. 20,651,800 — — 20,651,800
Banks ............................... 26,097,366 — — 26,097,366
Biotechnology ......................... 184,444,950 — — 184,444,950
Capital Markets ........................ 211,469,518 — 20,998,908 232,468,426
Chemicals ........................... 656,900 — — 656,900
Commercial Services & Supplies ........... 51,234,320 — — 51,234,320
Construction Materials .................. 34,546,682 — — 34,546,682
Containers & Packaging ................. 54,660,420 — — 54,660,420
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 129,452,115 $ — $ — $ 129,452,115
Entertainment ......................... 170,955,035 — — 170,955,035
Equity Real Estate Investment Trusts (REITs) . 98,430,820 — — 98,430,820
Food & Staples Retailing ................. 22,860,495 — — 22,860,495
Food Products ........................ 10,613,568 — — 10,613,568
Health Care Equipment & Supplies ......... 353,284,973 — — 353,284,973
Health Care Providers & Services .......... 127,318,766 — — 127,318,766
Health Care Technology ................. 140,626,377 — — 140,626,377
Hotels, Restaurants & Leisure ............. 218,387,328 — — 218,387,328
Household Durables .................... 48,466,632 — — 48,466,632
Household Products .................... 46,622,246 — — 46,622,246
Interactive Media & Services .............. 108,818,832 — — 108,818,832
Internet & Direct Marketing Retail .......... 81,278,924 — 10,015,889 91,294,813
IT Services ........................... 565,268,799 — — 565,268,799
Life Sciences Tools & Services ............ 183,156,720 — — 183,156,720
Machinery ............................ 104,124,352 — — 104,124,352
Personal Products ..................... 25,686,018 — — 25,686,018
Pharmaceuticals ....................... 98,752,702 — — 98,752,702
Professional Services ................... 244,097,640 — — 244,097,640
Road & Rail .......................... 78,736,231 — — 78,736,231
Semiconductors & Semiconductor Equipment . 355,724,886 — — 355,724,886
Software ............................. 861,444,283 — 18,122,940 879,567,223
Specialty Retail ........................ 218,621,866 — — 218,621,866
Textiles, Apparel & Luxury Goods .......... 65,964,997 — — 65,964,997
Trading Companies & Distributors .......... 42,097,806 — — 42,097,806
Preferred Stocks ........................ — — 73,788,568 73,788,568
Warrants .............................. — — 1,289,023 1,289,023
Senior Floating Rate Interests ............... — — 926,283 926,283
Short Term Investments ................... 194,749,250 — — 194,749,250
Total Investments in Securities ........... $5,240,870,305 $— $125,141,611 $5,366,011,916
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — —
a
—
Energy Equipment & Services ............. 1,030,506 — — 1,030,506
Machinery ............................ — 3,856,696 — 3,856,696
Media ............................... 2,241,608 — 26,247 2,267,855
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 9,571 — 21,817 31,388
Paper & Forest Products ................. 447,408 — 5,556,498 6,003,906
Road & Rail .......................... — — 50,817 50,817
Specialty Retail ........................ 843,998 — — 843,998
Management Investment Companies ......... 116,156,899 — — 116,156,899
Warrants :
Machinery ............................ — — 4,268 4,268
Oil, Gas & Consumable Fuels ............. — — 237
a
237
Paper & Forest Products ................. 4,914 — — 4,914
Software & Services .................... — — 750,000 750,000
Convertible Bonds ....................... — 192,433 — 192,433
Corporate Bonds :
Aerospace & Defense ................... — 23,478,075 — 23,478,075
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Air Freight & Logistics ................... $ — $ 21,416,710 $ — $ 21,416,710
Airlines .............................. — 23,232,568 — 23,232,568
Auto Components ...................... — 40,923,211 — 40,923,211
Banks ............................... — 80,701,583 — 80,701,583
Beverages ........................... — 11,418,684 — 11,418,684
Biotechnology ......................... — 6,643,269 — 6,643,269
Building Products ...................... — 26,387,863 — 26,387,863
Capital Markets ........................ — 32,288,565 — 32,288,565
Chemicals ........................... — 107,264,747 — 107,264,747
Commercial Services & Supplies ........... — 14,482,609 — 14,482,609
Communications Equipment .............. — 12,936,670 — 12,936,670
Construction & Engineering ............... — 915,000 — 915,000
Construction Materials .................. — 13,307,125 — 13,307,125
Consumer Finance ..................... — 28,532,931 — 28,532,931
Containers & Packaging ................. — 67,794,474 — 67,794,474
Distributors ........................... — 5,325,000 — 5,325,000
Diversified Financial Services ............. — 15,319,246 — 15,319,246
Diversified Telecommunication Services ..... — 33,170,615 — 33,170,615
Electric Utilities ........................ — 79,321,243 — 79,321,243
Electronic Equipment, Instruments &
Components ........................ — 34,294,808 — 34,294,808
Energy Equipment & Services ............. — 13,919,240 — 13,919,240
Entertainment ......................... — 29,666,672 — 29,666,672
Equity Real Estate Investment Trusts (REITs) . — 59,549,027 — 59,549,027
Food & Staples Retailing ................. — 9,785,924 — 9,785,924
Food Products ........................ — 49,906,883 — 49,906,883
Gas Utilities .......................... — 3,020,847 — 3,020,847
Health Care Providers & Services .......... — 53,103,035 — 53,103,035
Hotels, Restaurants & Leisure ............. — 117,595,000 — 117,595,000
Household Durables .................... — 34,423,004 — 34,423,004
Household Products .................... — 18,572,313 — 18,572,313
Independent Power and Renewable Electricity
Producers .......................... — 65,830,266 — 65,830,266
Insurance ............................ — 23,163,487 — 23,163,487
Interactive Media & Services .............. — 17,304,074 — 17,304,074
Internet & Direct Marketing Retail .......... — 13,256,968 — 13,256,968
IT Services ........................... — 35,454,250 — 35,454,250
Machinery ............................ — 22,452,580 — 22,452,580
Marine .............................. — 12,558,180 — 12,558,180
Media ............................... — 129,814,449 — 129,814,449
Metals & Mining ....................... — 31,687,150 — 31,687,150
Multiline Retail ........................ — 1,996,844 16,883
a
2,013,727
Multi-Utilities .......................... — 9,504,377 — 9,504,377
Oil, Gas & Consumable Fuels ............. — 212,840,161 — 212,840,161
Paper & Forest Products ................. — 3,931,990 — 3,931,990
Pharmaceuticals ....................... — 51,038,543 — 51,038,543
Real Estate Management & Development .... — 27,545,007 — 27,545,007
Road & Rail .......................... — 23,821,356 4,274,124 28,095,480
Semiconductors & Semiconductor Equipment . — 13,383,750 — 13,383,750
Software ............................. — 21,316,155 — 21,316,155
Specialty Retail ........................ — 16,301,067 — 16,301,067
Textiles, Apparel & Luxury Goods .......... — 10,837,500 — 10,837,500
Thrifts & Mortgage Finance ............... — 44,370,083 — 44,370,083
Tobacco ............................. — 18,918,122 — 18,918,122
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Trading Companies & Distributors .......... $ — $ 40,630,127 $ — $ 40,630,127
Wireless Telecommunication Services ....... — 49,844,497 — 49,844,497
Senior Floating Rate Interests ............... — 155,714,019 15,149,718 170,863,737
Marketplace Loans ...................... — — 9,107,150 9,107,150
Loan Participations and Assignments ......... — 15,381,509 — 15,381,509
Foreign Government and Agency Securities .... — 624,228,579 — 624,228,579
U.S. Government and Agency Securities ....... — 114,267,093 — 114,267,093
Asset-Backed Securities .................. — 378,023,740 — 378,023,740
Commercial Mortgage-Backed Securities ...... — 2,120,229 — 2,120,229
Mortgage-Backed Securities ................ — 180,998,721 — 180,998,721
Municipal Bonds ......................... — 82,525,838 — 82,525,838
Residential Mortgage-Backed Securities ...... — 373,217,993 — 373,217,993
Escrows and Litigation Trusts ............... — 60,000 45,000
a
105,000
Short Term Investments ................... 52,640,545 69,712,347 — 122,352,892
Total Investments in Securities ........... $173,375,449 $3,966,797,121 $35,002,759 $4,175,175,329
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,298,365 $ — $ 1,298,365
Futures contracts ........................ 69,450 — — 69,450
Swap contracts ......................... — 9,557,047 — 9,557,047
Unfunded Loan Commitments .............. — 182,741 — 182,741
Total Other Financial Instruments ......... $69,450 $11,038,153 $— $11,107,603
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,557,059 $ — $ 1,557,059
Futures contracts ........................ 280,245 — — 280,245
Swap contracts .......................... — 8,842,533 — 8,842,533
Total Other Financial Instruments ......... $280,245 $10,399,592 $— $10,679,837
a
Includes securities determined to have no value at January 31, 2021.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ 8,138,805 $ — $ — $ — $ — $ — $ 1,198,910 $ 9,337,715 $ 1,198,910
Capital Markets ..... — 1,035,890 — — — — — 177,604 1,213,494 177,604
Pharmaceuticals .... — 2,976,235 — — — — — 5,188,476 8,164,711 5,188,476
Escrows and Litigation
Trusts ........... 958,814 — — — — — — 59,834 1,018,648 59,834
Preferred Stocks :
Biotechnology ...... 2,747,737 1,779,789 (2,821,056) — — — — 2,394,783 4,101,252 2,394,783
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund (continued)
Assets:
Investments in Securities:
Preferred Stocks:
Pharmaceuticals .... $ — $ 2,087,101 $ — $ — $ — $ — $ — $ — $ 2,087,102 $ —
Total Investments in Securities . $3,706,551 $16,017,820 $(2,821,056) $— $— $— $— $9,019,607 $25,922,922 $9,019,607
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... $ — $ 4,775,000 $ — $ — $ — $ — $ — $ 5,204,882 $ 9,979,882 $ 5,204,882
Commercial Services &
Supplies ........ 20,046,660 — — — — — — 3,323,982 23,370,642 3,323,982
Internet & Direct
Marketing Retail ... — 10,353,395 — — — — — 841,759 11,195,154 841,759
Software .......... 43,653,245 12,499,971 — — (52,300,561) — — 9,753,424 13,606,079 9,753,424
Textiles, Apparel &
Luxury Goods .... — 17,756,521 — — — — — — 17,756,521 —
Preferred Stocks :
Airlines .......... 17,193,220 — — — — — — 4,180,654 21,373,874 4,180,654
Automobiles ....... 33,649,056 — — — — — — 42,796,750 76,445,806 42,796,750
Commercial Services &
Supplies ........ 13,293,475 — — — — — — 1,070,590 14,364,065 1,070,590
Food & Staples Retailing 15,056,118 1,311,058 — — — — — 586,628 16,953,804 586,628
Health Care Providers &
Services ........ 20,693,106 — — — — — — 7,691,376 28,384,482 7,691,376
Internet & Direct
Marketing Retail ... — 18,363,351 — — — — — 562,605 18,925,956 562,605
IT Services ........ 12,004,812 — — — — — — 6,630,665 18,635,477 6,630,665
Software .......... 38,260,725 11,517,955 — — — — — 10,944,199 60,722,879 10,944,199
Warrants :
Food & Staples Retailing — — — — — — — 739 739 739
Total Investments in Securities . $213,850,417 $76,577,251 $— $— $(52,300,561) $— $— $93,588,253 $331,715,360 $93,588,253
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... — 1,937,430 — — — — — 2,913 40,419,347 2,913
Commercial Services &
Supplies ........ 17,147,349 — — — — — — 2,843,240 19,990,589 2,843,240
Hotels, Restaurants &
Leisure ......... 60,602,791 — (74,522,452) — — — 47,970,632 (34,050,971) — —
Internet & Direct
Marketing Retail ... — 10,000,003 — — — — — 1,224,819 11,224,821 1,224,819
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
IT Services ........ $ — $ 20,000,000 $ — $ — $ — $ — $ — $ 5,920,000 $ 25,920,000 $ 5,920,000
Software .......... — 60,000,000 — — — — — 21,390,000 51,390,000 21,390,000
Preferred Stocks :
Airlines .......... 14,737,045 — — — — — — 3,583,417 18,320,462 3,583,417
Auto Components .... 7,165,798 — — — — — — 514,963 7,680,761 514,963
Automobiles ....... 30,354,762 — — — — — — 38,606,882 68,961,644 38,606,882
Commercial Services &
Supplies ........ 13,266,009 — — — — — — 1,068,379 14,334,388 1,068,379
Diversified Consumer
Services ........ — 15,000,010 — — — — — (14) 14,999,996 (14)
Food & Staples Retailing 6,217,673 — — — — — — 241,749 8,398,672 241,749
Software .......... 23,409,805 5,500,000 — — — — — 1,593,219 30,503,023 1,593,219
Specialty Retail ..... 14,399,688 — — — — — — 2,884,483 17,284,175 2,884,483
Textiles, Apparel &
Luxury Goods .... — 14,999,998 — — — — — 588,397 15,588,395 588,397
Warrants :
Food & Staples Retailing — 35,506,860 — — — — — 4,912,487 1,093 4,912,487
Hotels, Restaurants &
Leisure ......... 637,467 — — — — — — — — 637,462
Escrows and Litigation
Trusts ........... — — — — — — — — — —
Total Investments in Securities . $187,938,387 $162,944,301 $(74,522,452) $— $— $— $47,970,632 $51,323,963 $345,017,366 $86,012,396
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... — 14,267,710 — — — — — 6,731,198 20,998,908 6,731,198
Consumer Discretionary 48,788,058 — — — — — — — — 27,468,362
Internet & Direct
Marketing Retail ... — 8,922,986 — — — — — 1,092,904 10,015,889 1,092,904
Software .......... — 11,187,000 — — (27,893,645) — — 6,935,940 18,122,940 6,935,940
Preferred Stocks :
Automobiles ....... 11,834,651 — — — — — — 15,051,970 26,886,621 15,051,970
Diversified Consumer
Services ........ — 8,965,193 — — — — — (8) 8,965,184 (8)
Internet & Direct
Marketing Retail ... — 13,399,992 — — — — — 952,643 14,352,635 952,643
Semiconductors &
Semiconductor
Equipment ....... 3,875,755 — — — — — — 3,007,183 6,882,938 3,007,183
Software .......... 23,281,742 6,481,600 — — (27,893,645) — — 5,549,422 7,419,119 937,519
Textiles, Apparel &
Luxury Goods .... — 8,931,711 — — — — — 350,359 9,282,071 350,359
Warrants :
Hotels, Restaurants &
Leisure ......... 140,884 — — — — — — — — 80,275
Semiconductors &
Semiconductor
Equipment ....... 628,432 — — — — — — 660,591 1,289,023 660,591
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... $ 394,282 $ 531,254 $ — $ — $ — $ 424 $ — $ 323 $ 926,283 $ 323
Escrows and Litigation
Trusts ........... — — — — — — — — — —
Total Investments in Securities . $88,943,804 $72,687,446 $— $— $(55,787,290) $424 $— $40,332,525 $125,141,611 $63,269,259
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stock:
Biotechnology
.............
$9,337,715 Market comparables Discount for lack of
marketability
5.2% - 10.2%
(6.4%)
Decrease
c
Pharmaceuticals
...........
8,164,711 Market comparables Discount for lack of
marketability
6.0% Decrease
All Other Investments
..........
8,420,496
e,f
Total
.......................
$25,922,922
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
.............
$9,979,882 Market comparables Discount for lack of
marketability
12.8% Decrease
c
Commercial Services &
Supplies
....................
23,370,642 Discounted cash flow Discount for lack of
marketability
12.5% Decrease
c
Discount rate 11.2% Decrease
d
Long term growth rate 4.0% Increase
d
Internet & Direct Marketing
Retail
......................
11,195,154 Market comparables Weighted average
transaction price
$9.1 - $12.0
($9.4)
Increase
c
Software
...................
13,606,079 Market comparables EV / EBITDA multiple 18.7x Increase
c
Discount for lack of
marketability
9.8% Decrease
c
Preferred Stocks:
Airlines
....................
21,373,874 Discounted cash flow Discount for lack of
marketability
13.2% Decrease
c
Discount rate 12.4% Decrease
d
Long term growth rate 4.0% Increase
c
Automobiles
................
76,445,806 Discounted cash flow Discount for lack of
marketability
12.9% Decrease
c
Commercial Services &
Supplies
....................
14,364,065 Discounted cash flow Discount for lack of
marketability
7.6% Decrease
c
Discount rate 19.3% Decrease
c
Long term growth rate 5.0% Increase
Food & Staples Retailing
.......
13,915,616 Market comparables Discount for lack of
marketability
10.5% Decrease
c
Volatility 33.6% Decrease
Health Care Providers &
Services
....................
28,384,482 Market comparables Discount for lack of
marketability
10.0% Decrease
Volatility 28.5% Decrease
Internet & Direct Marketing
Retail
......................
17,048,344 Market comparables EV / EBITDA multiple 32.6x Increase
c
EV / revenue multiple 4.2x Increase
c
Discount for lack of
marketability
12.2% Decrease
c
IT Services
.................
18,635,477 Market comparables Discount for lack of
marketability
10.9% Decrease
c
EV / revenue multiple 31.1x - 42.2x
(36.7x)
Increase
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Software
...................
60,722,879 Discounted cash flow Discount for lack of
marketability
14.7% - 16.1%
(15.2%)
Decrease
c
Discount rate 8.7% - 10.4%
(9.8%)
Decrease
c
Long term growth rate 2.0% Increase
c
Terminal Multiple 34.6x Increase
c
Market comparables Discount for lack of
marketability
10.7% - 14.0%
(12.7%)
Decrease
c
EV / revenue multiple 12.6x - 37.8x
(23.2x)
Increase
c
All Other Investments
..........
22,673,060
e
Total
..........................
$331,715,360
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
.............
$40,419,347 Market comparables Discount for lack of
marketability
8.4% - 12.8%
(9.5%)
Decrease
c
Commercial Services &
Supplies
....................
19,990,589 Discounted cash flow Discount for lack of
marketability
12.5% Decrease
c
Discount rate 11.2% Decrease
d
Long term growth rate 4.0% Increase
d
Internet & Direct Marketing
Retail
......................
11,224,821 Market comparables Weighted average
transaction price
$9.1 - $12.0
($9.4)
Increase
c
Preferred Stocks:
Airlines
....................
18,320,462 Discounted cash flow Discount for lack of
marketability
13.2% Decrease
c
Discount rate 12.4% Decrease
d
Long term growth rate 4.0% Increase
c
Auto Components
............
7,680,761 Market comparables EV / EBITDA multiple 21.2x Increase
c
Discount for lack of
marketability
10.5% Decrease
c
Automobiles
................
68,961,644 Discounted cash flow Discount for lack of
marketability
12.9% Decrease
c
Commercial Services &
Supplies
....................
14,334,388 Discounted cash flow Discount for lack of
marketability
7.6% Decrease
c
Discount rate 19.3% Decrease
c
Long term growth rate 5.0% Increase
Food & Staples Retailing
.......
5,746,691 Discounted cash flow Discount for lack of
marketability
10.5% Decrease
Volatility 33.6% Decrease
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Software
...................
27,824,692 Discounted cash flow Discount for lack of
marketability
14.7 Decrease
c
Discount rate 10.4 Decrease
d
Long term growth rate 2.0% Increase
Market comparables Discount for lack of
marketability
10.0% - 10.5%
(10.3%)
Decrease
c
EV / EBITDA multiple 21.4x Increase
c
EV / revenue multiple 3.9x Increase
c
Specialty Retail
..............
17,284,175 Discounted cash flow Discount for lack of
marketability
14.6% Decrease
c
Discount rate 13.4% Decrease
d
Long term growth rate 4.0% Increase
c
Textiles, Apparel & Luxury
Goods
......................
15,588,395 Market comparables Discount for lack of
marketability
10.2% Decrease
c
EV / revenue multiple 5.0x Increase
All Other Investments
..........
97,641,401
e,f
Total
..........................
$345,017,366
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
.............
$20,998,908 Market comparables Discount for lack of
marketability
9.9% - 12.8%
(11.2%)
Decrease
c
Internet & Direct Marketing
Retail
......................
10,015,889 Market comparables Weighted average
transaction price
$9.1 - $12.0
($9.4)
Increase
c
Preferred Stocks:
Automobiles
................
26,886,621 Discounted cash flow Discount for lack of
marketability
12.9% Decrease
c
Internet & Direct Marketing
Retail
......................
14,352,635 Market comparables EV / EBITDA multiple 32.6x Increase
c
EV / revenue multiple 4.2x Increase
c
Discount for lack of
marketability
12.2% Decrease
c
Semiconductors & Semiconductor
Equipment
..................
6,882,938 Discounted cash flow Discount rate 15.7% Decrease
c
Discount for lack of
marketability
14.6% Decrease
c
Terminal multiple 18.0x Increase
Market comparables EV / revenue multiple 8.3x – 9.1x
(8.7x)
Increase
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Software
...................
7,419,119 Market comparables Discount for lack of
marketability
10.0% Decrease
c
EV / EBITDA multiple 21.4x Increase
c
Textiles, Apparel & Luxury
Goods
.....................
9,282,071 Market comparables Discount for lack of
marketability
10.2% Decrease
c
EV / revenue multiple 5.0x Increase
All Other Investments
..........
29,303,430
e
Total
..........................
$125,141,611
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at January 31, 2021.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Voting Rights
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
IDR
Indonesian Rupiah
JPY
Japanese Yen
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
CITI
Citigroup, Inc
FBCO
Credit Suisse Group AG
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.